UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 77.1%
Federal Farm Credit Bank
$10,000,000	0.120	%(a)	06/06/14	$ 10,000,027
50,000,000	0.131	(a)	06/06/14	50,000,326
25,000,000	0.160		06/11/14	24,999,916
35,000,000	0.127	(a)	07/01/14	34,999,720
100,000,000	0.280	(a)	07/09/14	100,002,111
17,000,000	0.300		07/18/14	17,003,601
183,100,000	0.120	(a)	07/25/14	183,108,468
13,125,000	0.200		07/30/14	13,126,858
124,000,000	0.280	(a)	07/30/14	124,004,065
20,000,000	0.122	(a)	08/01/14	19,999,330
2,000,000	0.300		08/01/14	2,000,377
35,000,000	0.101	(a)	08/06/14	34,999,066
20,700,000	0.131	(a)	08/15/14	20,701,571
32,550,000	0.300		08/21/14	32,562,456
30,000,000	0.170		08/22/14	30,004,233
16,000,000	0.160	(a)	08/27/14	16,001,760
44,320,000	0.200		08/28/14	44,329,915
70,000,000	0.131	(a)	09/04/14	69,996,775
9,250,000	0.250		09/04/14	9,253,515
50,000,000	0.111	(a)	09/15/14	49,999,255
40,000,000	0.130	(a)	09/19/14	40,002,428
53,305,000	0.181	(a)	09/29/14	53,320,421
75,000,000	0.210		10/22/14	75,008,081
50,000,000	0.160	(a)	10/24/14	50,009,426
53,300,000	0.120	(a)	10/27/14	53,304,411
23,750,000	0.113	(a)	10/29/14	23,752,950
31,000,000	0.135	(a)	11/12/14	31,000,000
28,500,000	0.300	(a)	12/11/14	28,524,814
100,000,000	0.086	(a)	12/17/14	99,997,150
300,000,000	0.101	(a)	12/17/14	299,994,804
20,100,000	0.096	(a)	12/29/14	20,099,186
100,000,000	0.180		01/06/15	99,998,552
50,000,000	0.082	(a)	01/07/15	49,991,914
200,000,000	0.089	(a)	01/23/15	199,980,095
7,000,000	0.141	(a)	01/28/15	7,001,691
132,910,000	0.182	(a)	02/13/15	132,972,432
50,000,000	0.111	(a)	02/19/15	49,998,152
300,000,000	0.091	(a)	03/03/15	299,988,262
125,000,000	0.110	(a)	03/03/15	124,995,157
100,000,000	0.090	(a)	03/11/15	100,000,000
15,000,000	0.230	(a)	03/16/15	15,013,792
10,000,000	0.150	(a)	03/26/15	10,003,390
40,000,000	0.101	(a)	04/06/15	39,995,064
290,000,000	0.091	(a)	05/06/15	289,986,016
25,000,000	0.111	(a)	05/15/15	24,999,372
25,000,000	0.110	(a)	05/26/15	24,997,699
20,000,000	0.095	(a)	10/13/15	19,995,904
75,000,000	0.112	(a)	10/13/15	74,999,946
12,500,000	0.151	(a)	11/19/15	12,505,637
10,000,000	0.175	(a)	03/29/16	10,009,135
Federal Home Loan Bank
204,000,000	0.091	(a)	06/05/14	204,000,703
146,400,000	0.042		06/06/14	146,399,146
400,000,000	0.043		06/11/14	399,995,222
185,000,000	0.077		06/11/14	184,996,043
204,000,000	0.079		06/11/14	203,995,524
506,500,000	0.078		06/13/14	506,486,831
17,235,000	4.875		06/13/14	17,262,174
80,000,000	0.121	(a)	06/17/14	80,001,541
254,631,000	0.048		06/20/14	254,624,549
73,300,000	0.080		06/24/14	73,296,254

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$90,000,000	0.120	%(a)	06/24/14	$ 89,998,269
39,000,000	0.130	(a)	06/25/14	39,001,371
15,000,000	0.120	(a)	06/26/14	14,999,817
96,000,000	0.130	(a)	06/27/14	95,998,953
515,000,000	0.068		07/02/14	514,969,844
55,000,000	0.190		07/10/14	55,002,859
94,300,000	0.110		07/15/14	94,300,492
100,000,000	0.090	(a)	08/12/14	99,998,975
6,795,000	5.500		08/13/14	6,867,817
66,000,000	0.131	(a)	08/15/14	65,997,235
250,000,000	0.089	(a)	08/21/14	249,997,778
163,000,000	0.078	(a)	08/22/14	162,993,850
61,535,000	0.120		08/25/14	61,529,262
100,000,000	0.125		09/23/14	99,988,409
50,000,000	0.125		10/02/14	49,992,890
250,000,000	0.090		10/07/14	249,989,806
75,000,000	0.090		10/09/14	74,998,247
250,000,000	0.080		10/17/14	249,989,166
50,000,000	0.200		12/26/14	50,000,000
200,000,000	0.096	(a)	02/03/15	199,993,774
100,000,000	0.104	(a)	02/23/15	99,992,541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 7,947,198,568

U.S. Treasury Obligations – 16.7%
United States Treasury Bill
$1,598,000,000	0.040%		06/26/14	$ 1,597,955,613
United States Treasury Note
125,000,000	0.500		08/15/14	125,101,757

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,723,057,370

TOTAL INVESTMENTS – 93.8%				$ 9,670,255,938

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%				640,428,156

NET ASSETS – 100.0%				$10,310,684,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 42.7%
Federal Farm Credit Bank
$40,000,000	0.127	%(a)	07/01/14	$ 39,999,680
38,100,000	0.120	(a)	07/25/14	38,098,586
26,000,000	0.280	(a)	07/30/14	26,000,852
24,000,000	0.122	(a)	08/01/14	23,999,196
180,000,000	0.131	(a)	09/04/14	179,991,707
68,800,000	0.135	(a)	11/12/14	68,800,000
60,000,000	0.300	(a)	12/11/14	60,052,241
172,700,000	0.086	(a)	12/17/14	172,695,079
80,000,000	0.095	(a)	10/13/15	79,983,617
100,000,000	0.125	(a)	04/04/16	99,986,018
Federal Home Loan Bank
12,650,000	0.125		06/04/14	12,649,977
33,000,000	0.140		06/04/14	32,999,981
494,000,000	0.091	(a)	06/06/14	493,999,648
843,025,000	0.130		06/11/14	843,022,318
50,495,000	5.250		06/18/14	50,615,297
175,000,000	0.099	(a)	06/23/14	175,000,000
700,000,000	0.120	(a)	06/24/14	699,986,534
500,000,000	0.140		06/25/14	499,953,333
31,000,000	0.120	(a)	06/26/14	30,999,622
767,500,000	0.130	(a)	06/27/14	767,491,629
250,000,000	0.130		07/07/14	249,997,961
200,000,000	0.180		07/09/14	199,996,338
415,000,000	0.100		07/24/14	414,992,030
235,000,000	0.100		07/29/14	234,996,007
100,000,000	0.090	(a)	08/12/14	99,998,975
200,000,000	0.092	(a)	08/13/14	199,997,921
188,000,000	0.131	(a)	08/15/14	187,992,124
350,000,000	0.078	(a)	08/22/14	349,982,723
65,000,000	0.125		09/12/14	64,988,554
266,745,000	0.180		09/12/14	266,739,377
49,200,000	0.170		09/16/14	49,197,482
271,745,000	0.125		09/23/14	271,713,503
100,000,000	0.180		09/26/14	99,997,596
100,000,000	0.170		09/30/14	99,994,213
238,000,000	0.090		10/01/14	237,992,751
675,000,000	0.090		10/09/14	674,984,224
175,000,000	0.090	(a)	11/25/14	174,988,234
150,000,000	0.200		12/26/14	150,000,000
300,000,000	0.109	(a)	01/23/15	300,000,000
1,000,000,000	0.102	(a)	02/06/15	1,000,000,876
Federal Home Loan Mortgage Corporation
342,911,000	1.000		08/20/14	343,577,950
110,560,000	1.000		08/27/14	110,785,130
34,794,000	0.750		11/25/14	34,890,630
Federal National Mortgage Association
112,557,000	0.129	(a)	06/20/14	112,558,389
10,000,000	0.360	(a)	06/23/14	10,001,590
22,292,000	0.875		08/28/14	22,330,648
400,000,000	0.130	(a)	09/11/14	399,977,386
51,240,000	0.625		10/30/14	51,335,970
10,020,000	0.159	(a)	01/20/15	10,022,921
475,000,000	0.120	(a)	02/27/15	474,911,319

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$11,295,268,137

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligation – 1.1%
United States Treasury Floating Rate Note
$300,000,000	0.075	%(a)	01/31/16	$ 299,878,350

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$11,595,146,487

Repurchase Agreements(b) – 60.9%
Bank of America, N.A.
$500,000,000	0.080%		06/02/14	$ 500,000,000
Maturity Value: $500,003,333
Collateralized by Government National Mortgage Association, 3.500% to 4.500%, due 05/20/41 to 06/20/42. The aggregate market value of the collateral, including accrued interest, was $515,000,000.

Bank of Nova Scotia (The)
250,000,000	0.150	(a)(c)	06/09/14	250,000,000
Maturity Value: $250,361,461
Settlement Date: 03/07/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 08/01/26 to 05/01/43, Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/23 to 02/01/44, Government National Mortgage Association, 4.500%, due 05/20/44 and U.S. Treasury Note, 2.500%, due 06/30/17. The aggregate market value of the collateral, including accrued interest, was $258,193,571.

500,000,000	0.150	(a)(c)	06/09/14	500,000,000
Maturity Value: $500,700,006
Settlement Date: 03/04/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/26 to 06/01/44, Federal National Mortgage Association, 2.500% to 5.000%, due 12/01/26 to 05/01/44, Government National Mortgage Association, 4.000% to 5.000%, due 08/20/40 to 05/20/44, and U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24. The aggregate market value of the collateral, including accrued interest, was $515,185,383.

850,000,000	0.150	(a)(c)	06/09/14	850,000,000
Maturity Value: $851,133,342
Settlement Date: 02/21/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 02/01/26 to 05/01/43, Federal National Mortgage Association, 2.500% to 6.000%, due 08/01/25 to 01/01/44, Government National Mortgage Association, 4.000% to 6.000%, due 09/15/40 to 04/20/44, U.S. Treasury Bond, 3.125% to 8.875%, due 08/15/17 to 11/15/43 and U.S. Treasury Notes, 0.250% to 3.250%, due 06/15/14 to 01/31/21. The aggregate market value of the collateral, including accrued interest, was $873,763,303.

500,000,000	0.160	(a)(c)	06/09/14	500,000,000
Maturity Value: $500,806,659
Settlement Date: 01/07/14

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 08/01/26 to 04/01/43, Federal National Mortgage Association, 2.500% to 5.000%, due 10/01/25 to 02/01/44, U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24 and U.S. Treasury Notes, 0.250% to 2.500%, due 04/30/15 to 09/30/15. The aggregate market value of the collateral, including accrued interest, was $515,057,882.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Barclays Capital, Inc.
$500,000,000	0.100%		07/31/14	$ 500,000,000
Maturity Value: $500,166,667
Settlement Date: 04/02/14

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 08/01/18 to 05/01/44 and Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/17 to 05/01/44. The aggregate market value of the collateral, including accrued interest, was $509,999,998.

250,000,000	0.110		07/31/14	250,000,000
Maturity Value: $250,091,667
Settlement Date: 04/02/14

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 11/01/16 to 11/01/42, Federal National Mortgage Association, 2.000% to 9.500%, due 11/01/14 to 09/01/43 and Government National Mortgage Association, 4.000% to 5.000%, due 03/15/39 to 03/15/44. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

BNP Paribas Securities Corp.
500,000,000	0.110	(a)(c)	06/02/14	500,000,000
Maturity Value: $501,132,100
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 03/01/26 to 08/01/43, Federal National Mortgage Association, 3.000% to 4.500%, due 12/01/25 to 05/01/43 and Government National Mortgage Association, 3.500% to 5.500%, due 07/15/41 to 04/20/44. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

1,250,000,000	0.120	(a)(c)	06/02/14	1,250,000,000
Maturity Value: $1,250,758,326
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 08/01/26 to 10/01/40, Federal National Mortgage Association, 2.500% to 5.000%, due 10/01/25 to 04/01/44 and Government National Mortgage Association, 3.000% to 10.000%, due 02/15/18 to 05/20/44. The aggregate market value of the collateral, including accrued interest, was $1,275,000,003.

550,000,000	0.110	(a)(c)	06/09/14	550,000,000
Maturity Value: $551,233,546
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 08/01/26 to 05/01/44, Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/26 to 04/01/44 and Government National Mortgage Association, 4.000% to 10.000%, due 04/15/16 to 01/20/44. The aggregate market value of the collateral, including accrued interest, was $561,000,003.

1,250,000,000	0.120	(a)(c)(d)	12/02/14	1,250,000,000
Maturity Value: $1,250,762,500
Settlement Date: 06/02/14

BNYMellon Investments
249,800,000	0.090		06/02/14	249,800,000
Maturity Value: $249,801,874
Collateralized by U.S Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $257,543,894.

Citigroup Global Markets, Inc.
500,000,000	0.060		06/04/14	500,000,000
Maturity Value: $500,005,833
Settlement Date: 05/28/14

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 03/01/15 to 05/01/44, Federal National Mortgage Association, 2.500% to 7.500%, due 01/01/16 to 05/01/44 and Government National Mortgage Association, 5.000%, due 04/15/40. The aggregate market value of the collateral, including accrued interest, was $510,000,007.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Credit Suisse Securities (USA) LLC
$800,000,000	0.110%		07/08/14	$ 800,000,000
Maturity Value: $800,290,889
Settlement Date: 03/11/14
Collateralized by Federal National Mortgage Association, 3.000% to 5.000%, due 05/01/20 to 01/01/44. The aggregate market value of the collateral, including accrued interest, was $816,003,802.

Deutsche Bank Securities, Inc.
750,000,000	0.110		07/23/14	750,000,000
Maturity Value: $750,275,000
Settlement Date: 03/25/14

Collateralized by Federal Home Loan Bank, 0.000% to 0.250%, due 06/27/14 to 01/26/15, Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/31/31 to 05/01/44, Federal National Mortgage Association, 3.000% to 5.000%, due 10/15/14 to 07/01/43 and Government National Mortgage Association, 3.000% to 5.000%, due 08/15/24 to 05/20/44. The aggregate market value of the collateral, including accrued interest, was $771,503,984.

Federal Reserve Bank of New York
3,100,000,000	0.050		06/02/14	3,100,000,000
Maturity Value: $3,100,012,917
Collateralized by U.S. Treasury Note, 3.875%, due 05/15/18. The market value of the collateral, including accrued interest, was $3,100,013,006.

ING Financial Markets LLC
350,000,000	0.080		06/02/14	350,000,000
Maturity Value: $350,002,333
Collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 02/01/29 to 05/01/44. The aggregate market value of the collateral, including accrued interest, was $357,002,870.
500,000,000	0.090	(a)(c)	06/09/14	500,000,000
Maturity Value: $500,112,500
Settlement Date: 05/16/14
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 04/01/20 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $510,002,880.
1,100,000,000	0.140	(a)(c)	06/09/14	1,100,000,000
Maturity Value: $1,101,155,003
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 03/17/31 to 12/01/42 and Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/25 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $1,122,003,584.

Joint Repurchase Agreement Account
250,000,000	0.067		06/02/14	250,000,000
Maturity Value: $250,001,399

Joint Repurchase Agreement Account III
1,284,700,000	0.083		06/02/14	1,284,700,000
Maturity Value: $1,284,708,845

RBC Capital Markets LLC
250,000,000	0.070	(a)(c)	06/09/14	250,000,000
Maturity Value: $250,015,069
Settlement Date: 05/13/14

Collateralized by Federal Home Loan Bank, 0.000%, due 11/26/14, Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 12/01/33 to 05/01/44, Federal National Mortgage Association, 1.300% to 5.000%, due 05/22/19 to 04/01/44 and Government National Mortgage Association, 3.500% to 5.500%, due 07/15/27 to 12/20/43. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
UBS Securities LLC
$80,400,000	0.060%	06/02/14	$ 80,400,000
Maturity Value: $80,400,402
Collateralized by U.S Treasury Note, 2.625%, due 08/15/20. The market value of the collateral, including accrued interest, was $82,008,028.

TOTAL REPURCHASE AGREEMENTS			$16,114,900,000

TOTAL INVESTMENTS – 104.7%			$27,710,046,487

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.7)%			(1,248,852,645)

NET ASSETS – 100.0%			$26,461,193,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2014.

(b)	Unless noted, all repurchase agreements were entered into on May 30, 2014. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

(d)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 14.7%
Albion Capital LLC
$187,540,000	0.160%	06/26/14	$ 187,519,162
Alpine Securitization Corp.
100,000,000	0.260	10/06/14	99,908,278
Aspen Funding Corp.
25,012,000	0.220	07/11/14	25,005,886
115,000,000	0.230	07/15/14	114,967,672
75,000,000	0.240	07/28/14	74,971,500
100,000,000	0.240	07/30/14	99,960,667
Chariot Funding LLC
10,000,000	0.301	06/20/14	9,998,417
25,000,000	0.301	07/17/14	24,990,417
70,000,000	0.301	07/24/14	69,969,083
50,000,000	0.301	10/02/14	49,948,750
30,000,000	0.301	10/03/14	29,969,000
25,000,000	0.281	10/17/14	24,973,167
50,000,000	0.281	11/04/14	49,939,333
20,000,000	0.281	11/21/14	19,973,089
25,000,000	0.281	11/26/14	24,965,389
25,000,000	0.281	12/09/14	24,962,861
25,000,000	0.281	12/16/14	24,961,500
25,000,000	0.281	12/17/14	24,961,306
40,000,000	0.281	01/08/15	39,931,244
Dexia Credit Local New York Branch
100,000,000	0.245	07/09/14	99,974,139
150,000,000	0.331	08/19/14	149,891,375
125,000,000	0.270	08/21/14	124,924,062
200,000,000	0.270	08/25/14	199,872,500
140,000,000	0.285	09/18/14	139,879,192
100,000,000	0.285	09/19/14	99,912,917
Electricite de France
200,000,000	0.553	01/02/15	199,343,056
79,000,000	0.553	01/06/15	78,735,679
Gemini Securitization Corp. LLC
100,136,000	0.240	06/09/14	100,130,659
75,000,000	0.240	06/13/14	74,994,000
90,000,000	0.200	06/16/14	89,992,500
75,107,000	0.230	07/08/14	75,089,246
125,085,000	0.240	07/14/14	125,049,142
75,000,000	0.220	07/15/14	74,979,833
50,000,000	0.230	07/30/14	49,981,153
Hannover Funding Co. LLC
95,000,000	0.220	06/18/14	94,990,131
Jupiter Securitization Co. LLC
25,000,000	0.301	06/13/14	24,997,500
25,000,000	0.301	06/16/14	24,996,875
25,000,000	0.301	06/20/14	24,996,042
50,000,000	0.301	07/24/14	49,977,917
50,000,000	0.301	08/12/14	49,970,000
25,000,000	0.281	10/17/14	24,973,167
20,000,000	0.281	10/21/14	19,977,911
50,000,000	0.281	10/30/14	49,941,278
50,000,000	0.281	11/20/14	49,933,111
50,000,000	0.281	12/02/14	49,928,444
25,000,000	0.281	12/09/14	24,962,861
40,000,000	0.281	01/21/15	39,927,200
Liberty Street Funding LLC
84,000,000	0.140	06/04/14	83,999,020
LMA Americas LLC
50,000,000	0.160	06/13/14	49,997,333
100,000,000	0.160	06/18/14	99,992,444
50,000,000	0.160	06/27/14	49,994,222

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Newport Funding Corp.
$40,000,000	0.240%	07/28/14	$ 39,984,800
Oversea-Chinese Banking Corp. Ltd.
100,000,000	0.250	11/20/14	99,880,555
Regency Markets No. 1 LLC
80,000,000	0.140	06/16/14	79,995,333
100,000,000	0.140	06/20/14	99,992,611
75,000,000	0.140	06/25/14	74,993,000
Victory Receivables Corp.
44,278,000	0.150	06/25/14	44,273,572
100,059,000	0.150	06/27/14	100,048,160
80,000,000	0.150 (a)	07/02/14	79,990,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 4,137,339,661

Certificates of Deposit-Eurodollar – 2.4%
Credit Industriel et Commercial, New York
$322,000,000	0.305%	08/01/14	$ 322,008,176
DZ Bank AG
250,000,000	0.290	10/31/14	250,005,272
Sumitomo Mitsui Banking Corp/New York
100,000,000	0.240	06/09/14	99,994,670

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 672,008,118

Certificates of Deposit-Yankeedollar – 15.1%
Bank of Nova Scotia (The)
$300,000,000	0.240%	07/25/14	$ 300,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
300,000,000	0.350	01/09/15	300,000,000
Credit Industriel et Commercial, New York
150,000,000	0.270	06/06/14	150,000,000
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.230	06/04/14	250,000,000
100,000,000	0.230	07/02/14	100,000,000
200,000,000	0.230	07/15/14	200,000,000
Mizuho Corp. Bank, Ltd.
300,000,000	0.220	06/02/14	300,000,000
National Bank of Kuwait
50,000,000	0.280	06/17/14	50,000,000
Norinchukin Bank
700,000,000	0.230	09/16/14	700,000,000
Oversea-Chinese Banking Corp. Ltd
245,000,000	0.250	11/20/14	245,000,000
Standard Chartered Bank
200,000,000	0.280	10/31/14	200,000,000
100,000,000	0.290	11/20/14	100,000,000
Sumitomo Mitsui Banking Corp/New York
250,000,000	0.220	06/26/14	250,000,000
600,000,000	0.230	07/07/14	600,000,000
500,000,000	0.230	07/14/14	500,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 4,245,000,000

Time Deposits – 21.0%
Barclays Capital, Inc.
$250,000,000	0.090%	06/02/14	$ 250,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Time Deposits – (continued)
BNYMellon Investments
$175,200,000	0.060%	06/02/14	$ 175,200,000
China Construction Bank Corp, New York
250,000,000	0.230	06/02/14	250,000,000
Credit Agricole Corporate and Investment Bank
500,000,000	0.070	06/02/14	500,000,000
Credit Industrial et Commercial, New York
500,000,000	0.100	06/02/14	500,000,000
DNB Bank ASA
1,000,000,000	0.060	06/02/14	1,000,000,000
ING Financial Markets LLC
750,000,000	0.110	06/03/14	750,000,000
National Bank of Kuwait
600,000,000	0.120	06/02/14	600,000,000
Natixis Securities Americas LLC
650,000,000	0.090	06/02/14	650,000,000
Swedbank AB
1,250,000,000	0.080	06/02/14	1,250,000,000

TOTAL TIME DEPOSITS			$ 5,925,200,000

U.S. Government Agency Obligations – 3.3%
Federal Home Loan Bank
$315,700,000	0.200%	12/26/14	$ 315,700,000
250,000,000	0.200	12/30/14	250,000,000
281,000,000	0.210	02/27/15	281,000,000
Overseas Private Investment Corp. (USA)
86,000,000	0.110 (b)	06/09/14	86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 932,700,000

Variable Rate Municipal Debt Obligations(b) – 1.8%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(c)
$19,375,000	0.150%	06/30/14	$ 19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(c)
33,000,000	0.150	07/05/14	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.150	08/19/14	29,110,000
City of New York NY GO VRDN Sub-Series 2005-F-3 (LOC-Sumitomo Mitsui Banking, SPA)
11,600,000	0.060	06/09/14	11,600,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,985,000	0.180	06/09/14	81,985,000
Nuveen Investment Quality Municipal Fund, Inc. VRDN Tax-Exempt Preferred Series 2011-1-2118 (Barclays Bank PLC, LIQ)(c)
22,500,000	0.150	06/09/14	22,500,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
34,000,000	0.180	06/09/14	34,000,000
Nuveen OT Premier Municipal Income Fund, Inc. VRDN Tax-Exempt Preferred Series 2011-1-1277 (Barclays Bank PLC, LIQ)(c)
13,000,000	0.150	06/09/14	13,000,000
Port Authority of New York & New Jersey VRDN RB for Austin Trust Certificates Series 2008-1107 (GO of Auth) (Bank of America N.A., LIQ)(c)
32,345,000	0.130	06/09/14	32,345,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources LP Project Series 2005 (GTY AGMT-Flint Hills Resources LLC)
$17,200,000	0.070%		06/09/14	$ 17,200,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2006 (GTY AGMT-Flint Hills Resources LLC)
32,000,000	0.070		06/09/14	32,000,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,600,000	0.110		06/09/14	9,600,000
Texas State GO VRDN Floater Certificates Series 2008-34C (Wells Fargo & Co., LIQ)(c)
20,065,000	0.120		06/09/14	20,065,000
Texas State GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,725,000	0.140		06/09/14	23,725,000
Texas State GO VRDN Series 2005 B (Royal Bank of Canada, SPA)
13,105,000	0.060		06/09/14	13,105,000
University of Texas VRDN RB for Permanent University Fund Series 2008-A
65,435,000	0.030		06/07/14	65,433,692
University of Texas VRDN RD for University of Texas System Series 2008-B (University of Texas Investment Management Co., LIQ)
53,950,000	0.030		06/09/14	53,948,921

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 511,992,613

Variable Rate Obligations(b) – 20.7%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.346	%(c)	06/18/15	$ 260,000,000
Bank of Nova Scotia (The)
350,000,000	0.317		06/24/15	350,000,000
Bedford Row Funding Corp.
121,000,000	0.247	(c)	01/13/15	121,000,000
50,000,000	0.250	(c)	04/02/15	50,000,000
BNZ International Funding Ltd.
50,000,000	0.256	(c)	08/19/14	49,999,037
China Construction Bank Corp., New York
250,000,000	0.400		06/30/14	250,000,000
Commonwealth Bank of Australia
300,000,000	0.234	(c)	01/02/15	300,000,000
200,000,000	0.231	(c)	03/30/15	200,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
30,000,000	0.276		09/03/14	29,999,873
250,000,000	0.273		09/15/14	250,000,000
35,000,000	0.267		11/24/14	35,000,172
250,000,000	0.276		05/19/15	250,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.220		09/29/14	550,000,000
Deutsche Bank AG-New York NY
500,000,000	0.234		08/06/14	500,000,000
JPMorgan Chase Bank NA
422,000,000	0.354		06/05/15	422,000,000
Kells Funding LLC
148,500,000	0.246	(c)	02/23/15	148,501,464
33,000,000	0.204	(c)	04/23/15	33,000,000
50,000,000	0.234	(c)	04/29/15	50,000,000
80,000,000	0.000	(c)	05/15/15	80,000,000
National Australia Bank Ltd.
225,000,000	0.223		10/23/14	225,001,145
Natixis Securities Americas LLC
250,000,000	0.261		08/04/14	250,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(b) – (continued)
Norinchukin Bank
$50,000,000	0.232%		07/09/14	$ 50,000,090
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,600,000	0.120		06/09/14	46,600,000
Royal Bank of Canada
300,000,000	0.323		06/01/15	300,000,000
Svenska Handelsbanken AB
195,000,000	0.360		06/04/15	195,000,000
Versailles Commercial Paper LLC
75,000,000	0.210	(c)	07/05/14	75,000,000
115,000,000	0.211	(c)	08/09/14	115,000,000
Wells Fargo Bank N.A.
180,000,000	0.222		11/13/14	180,000,000
150,000,000	0.325		06/19/15	150,000,000
Westpac Banking Corp.
75,000,000	0.258		07/18/14	75,000,000
246,000,000	0.406	(c)	06/01/15	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 5,837,101,781

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$22,261,342,173

Repurchase Agreements(d) – 20.7%
ABN AMRO Bank N.V.
$99,000,000	0.310	%(b)	06/03/14	$ 99,000,000
Maturity Value: $99,005,967
Settlement Date: 05/27/14
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $107,357,889.

Barclays Capital, Inc.
100,000,000	0.180		06/02/14	100,000,000
Maturity Value: $100,001,500
Collateralized by various corporate security issuers, 0.000% to 6.900%, due 01/23/15 to 07/01/14. The aggregate market value of the collateral, including accrued interest, was $104,999,999.
334,000,000	0.400		06/02/14	334,000,000
Maturity Value: $334,011,133
Collateralized by various corporate security issuers, 2.000% to 14.000%, due 09/30/14 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $367,400,005.

BNP Paribas Securities Corp.
25,000,000	0.200		06/02/14	25,000,000
Maturity Value: $25,000,417
Collateralized by various corporate security issuers, 0.523% to 7.875%, due 06/11/14 to 01/31/44. The aggregate market value of the collateral, including accrued interest, was $26,315,535.
297,000,000	0.230		06/02/14	297,000,000
Maturity Value: $297,005,693

Collateralized by auction rate preferred securities, 6.500% to 7.000%, due 11/01/36, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $320,760,005.

35,000,000	0.330		06/02/14	35,000,000
Maturity Value: $35,000,963

Collateralized by various corporate security issuers, 2.200% to 12.500%, due 06/18/14 to 03/15/42 and various mortgage-backed obligations, 0.330% to 3.063%, due 04/25/35 to 06/25/37. The aggregate market value of the collateral, including accrued interest was $39,349,909.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
BNP Paribas Securities Corp. – (continued)
$295,000,000	0.430	%(b)	06/03/14	$ 295,000,000
Maturity Value: $295,024,665
Settlement Date: 05/27/14
Collateralized by various corporate security issuers, 0.000% to 8.500%, due 07/15/14 to 08/15/37. The aggregate market value of the collateral, including accrued interest, was $324,500,000.
300,000,000	0.634	(b)(e)	08/22/14	300,000,000
Maturity Value: $300,750,233
Settlement Date: 04/02/14

Collateralized by various asset-backed obligations, 0.000% to 5.989%, due 11/24/20 to 06/25/47, various corporate security issuers, 7.375% to 8.125%, due 04/23/21 to 05/15/21, various mortgage-backed obligations, 0.320% to 6.500%, due 10/25/20 to 09/25/47. The aggregate market value of the collateral, including accrued interest, was $373,441,683.

BNYMellon Investments
269,900,000	0.090		06/02/14	269,900,000
Maturity Value: $269,902,024
Collateralized by a U.S. Treasury Bonds, 3.750% to 6.000%, due 08/15/41. The aggregate market value of the collateral, including accrued interest, was $278,244,301.

Citibank N.A.
250,000,000	0.060		06/04/14	250,000,000
Maturity Value: $250,002,917
Settlement Date: 05/28/14

Collateralized by Federal Home Loan Mortgage Corp., 1.951% to 6.000%, due 01/01/21 to 12/01/43, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000% to 6.000%, due 09/15/27 to 09/15/43, Federal National Mortgage Association, 1.714% to 7.000%, due 06/01/16 to 06/01/44, Federal National Mortgage Association Stripped Securities, 0.000% to 5.500%, due 01/01/20 to 04/25/42 and Government National Mortgage Association, 2.000% to 7.500%, due 03/15/24 to 09/15/43. The aggregate market value of the collateral, including accrued interest, was $255,546,668.

Credit Suisse Securities (USA) LLC
400,000,000	0.728	(b)(e)	09/02/14	400,000,000
Maturity Value: $401,309,679
Settlement Date: 03/27/14

Collateralized by various asset-backed obligations, 0.000% to 0.907%, due 01/21/16 to 11/03/51, a corporate security issuer, 0.000%, due 06/26/14, various mortgage-backed obligations, 0.000% to 27.800%, due 02/25/19 to 02/12/51. The aggregate market value of the collateral, including accrued interest, was $473,833,106.

HSBC Securities (USA), Inc.
100,000,000	0.230		06/02/14	100,000,000
Maturity Value: $100,001,917
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,000.
150,000,000	0.280		06/02/14	150,000,000
Maturity Value: $150,003,500
Collateralized by various corporate security issuers, 3.750% to 11.375%, due 01/15/17 to 01/15/25. The aggregate market value of the collateral, including accrued interest, was $165,003,949.

ING Financial Markets LLC
95,000,000	0.180		06/02/14	95,000,000
Maturity Value: $95,001,425

Collateralized by various corporate security issuers, 0.565% to 7.700%, due 01/15/15 to 05/15/44, various government security issuers, 4.000% to 8.250%, due 12/22/14 to 04/14/19. The aggregate market value of the collateral, including accrued interest, was $100,123,304.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
JPMorgan Securities LLC
$200,000,000	0.600	%(e)	08/04/14	$ 200,000,000
Maturity Value: $200,606,667
Settlement Date: 02/03/14
Collateralized by various mortgage-backed obligations, 0.000% to 52.917%, due 04/15/17 to 08/25/47. The aggregate market value of the collateral, including accrued interest, was $230,001,536.

Merrill Lynch Government Securities, Inc.
136,000,000	0.480		06/02/14	136,000,000
Maturity Value: $136,005,440
Collateralized by auction rate preferred securities, 0.000% to 1.619%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $146,880,865.
150,000,000	0.460	(b)(e)	07/03/14	150,000,000
Maturity Value: $150,327,751
Settlement Date: 01/17/14
Collateralized by various corporate security issuers, 0.250% to 6.000%, due 11/15/14 to 12/31/39. The aggregate market value of the collateral, including accrued interest, was $165,000,246.

RBC Capital Markets LLC
300,000,000	0.400	(b)(f)	06/09/14	300,000,000
Maturity Value: $300,306,667
Settlement Date: 05/15/14
Collateralized by various corporate security issuers, 0.000% to 11.000%, due 02/15/15 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $324,000,008.

Societe Generale
310,000,000	0.210		06/02/14	310,000,000
Maturity Value: $310,005,425

Collateralized by various corporate security issuers, 1.147% to 5.250%, due 10/05/15 to 09/13/22 and various sovereign debt security issuers, 4.200% to 12.250%, due 03/07/15 to 03/05/38. The aggregate market value of the collateral, including accrued interest, was $325,500,002.

100,000,000	0.230		06/02/14	100,000,000
Maturity Value: $100,001,917
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,006.
50,000,000	0.300		06/02/14	50,000,000
Maturity Value: $50,001,250

Collateralized by various corporate security issuers, 4.461% to 10.000%, due 04/15/16 to 12/31/99 and sovereign debt security issuer, 4.875%, due 01/22/21. The aggregate market value of the collateral, including accrued interest, was $54,449,369.

100,000,000	0.380		06/02/14	100,000,000
Maturity Value: $100,003,167
Collateralized by various corporate security issuers, 1.375% to 5.500%, due 05/15/15 to 10/15/38. The aggregate market value of the collateral, including accrued interest was $110,000,401.
150,000,000	0.380		06/02/14	150,000,000
Maturity Value: $150,004,750

Collateralized by various corporate security issuers, 0.678% to 12.750%, due 06/15/14 to 12/29/99 and various sovereign debt security issuers, 2.000% to 4.875%, due 01/30/19 to 01/22/24. The aggregate market value of the collateral, including accrued interest, was $163,134,830.

150,000,000	0.320		06/03/14	150,000,000
Maturity Value: $150,009,333
Settlement Date: 05/27/14
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
UBS Securities LLC
$175,000,000	0.430	%(b)(f)	06/03/14	$ 175,000,000
Maturity Value: $175,192,305
Settlement Date: 03/03/14
Collateralized by various corporate security issuers, 0.000% to 7.500%, due 10/01/14 to 10/15/42. The aggregate market value of the collateral, including accrued interest, was $192,500,000.
350,000,000	0.430	(b)(f)	06/09/14	350,000,000
Maturity Value: $350,384,610
Settlement Date: 03/10/14
Collateralized by various corporate security issuers, 0.000% to 10.000%, due 10/01/14 to 07/15/43. The aggregate market value of the collateral, including accrued interest, was $385,000,004.

Wells Fargo Securities LLC
500,000,000	0.080		06/02/14	500,000,000
Maturity Value: $500,003,333

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 05/01/44, Federal National Mortgage Association, 2.500% to 4.500%, due 12/01/28 to 05/01/44 and Government National Mortgage Association, 4.000% to 4.500%, due 02/20/44 to 05/20/44. The aggregate market value of the collateral, including accrued interest, was $515,000,002.

400,000,000	0.280		06/02/14	400,000,000
Maturity Value: $400,009,333

Collateralized by various corporate security issuers, 0.000% to 9.000%, due 06/15/14 to 12/29/99 and various mortgage-backed obligations, 0.000% to 7.690%, due 06/15/20 to 02/17/51. The aggregate market value of the collateral, including accrued interest, was $429,770,000.

TOTAL REPURCHASE AGREEMENTS				$ 5,820,900,000

TOTAL INVESTMENTS – 99.7%				$28,082,242,173

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				76,141,093

NET ASSETS – 100.0%				$28,158,383,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2014.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2014, these securities amounted to $1,902,785,501 or approximately 6.8% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on May 30, 2014.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2014, these securities amounted to $1,050,000,000 or approximately 3.7% of net assets.

(f)	The instrument is subject to a demand feature.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 26.1%
Albion Capital LLC
$134,620,000	0.160%	06/20/14	$ 134,608,632
Alpine Securitization Corp.
200,000,000	0.260	09/26/14	199,831,000
200,000,000	0.260	10/06/14	199,816,555
Aspen Funding Corp.
75,000,000	0.240	07/28/14	74,971,500
95,000,000	0.240	07/30/14	94,962,633
Bank of America, N.A.
250,000,000	0.200	06/02/14	250,000,000
Chariot Funding LLC
25,000,000	0.301	06/13/14	24,997,500
25,000,000	0.301	06/16/14	24,996,875
50,000,000	0.301	07/15/14	49,981,667
25,000,000	0.281	01/08/15	24,957,028
25,000,000	0.271	02/19/15	24,950,687
Gemini Securitization Corp. LLC
50,000,000	0.240	06/13/14	49,996,000
85,000,000	0.200	06/16/14	84,992,917
70,000,000	0.220	07/15/14	69,981,178
60,000,000	0.230	07/30/14	59,977,383
General Electric Capital Corp.
200,000,000	0.220	06/03/14	199,997,555
250,000,000	0.210	07/08/14	249,946,042
150,000,000	0.200	11/25/14	149,852,500
Hannover Funding Co. LLC
60,000,000	0.230	06/05/14	59,998,466
100,000,000	0.220	06/20/14	99,988,389
Jupiter Securitization Co. LLC
25,000,000	0.301	06/06/14	24,998,958
50,000,000	0.220	10/07/14	49,960,889
25,000,000	0.281	11/25/14	24,965,583
50,000,000	0.281	11/26/14	49,930,778
50,000,000	0.281	12/02/14	49,928,444
25,000,000	0.281	12/09/14	24,962,861
25,000,000	0.281	12/30/14	24,958,778
10,000,000	0.281	01/21/15	9,981,800
25,000,000	0.281	01/22/15	24,954,306
Liberty Street Funding LLC
47,900,000	0.200	06/23/14	47,894,146
LMA Americas LLC
100,000,000	0.160	06/18/14	99,992,445
93,500,000	0.150	06/23/14	93,491,429
Newport Funding Corp.
105,020,000	0.170	06/19/14	105,011,073
90,041,000	0.220	07/11/14	90,018,990
50,000,000	0.230	07/15/14	49,985,945
Nieuw Amsterdam Receivables Corp.
85,000,000	0.180	08/15/14	84,968,125
129,850,000	0.200	08/18/14	129,793,732
103,115,000	0.200	08/26/14	103,065,734
PNC Bank, N.A.
75,000,000	0.240	08/06/14	75,000,000
125,000,000	0.280	10/08/14	125,000,000
Regency Markets No. 1 LLC
82,280,000	0.140	06/16/14	82,275,200
100,000,000	0.140	06/20/14	99,992,611
75,382,000	0.140	06/30/14	75,373,499
Thunder Bay Funding LLC
60,123,000	0.220	11/25/14	60,057,967
Victory Receivables Corp.
160,000,000	0.150	06/09/14	159,994,667

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp. – (continued)
$93,000,000	0.150%		06/11/14	$ 92,996,125
100,000,000	0.170		07/22/14	99,975,916

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$4,088,334,508

Certificate of Deposit – 2.5%
Citibank N.A.
$400,000,000	0.190%		08/20/14	$ 400,000,000

Fixed Rate Municipal Debt Obligations – 1.1%
Baptist Memorial Health Care
$20,000,000	0.160%		06/02/14	$ 20,000,000
County of Kent, Michigan GO Taxable Series 2014
15,000,000	0.375		04/01/15	15,015,484
OhioHealth Corp. Series 2014
12,157,000	0.180		07/09/14	12,157,000
Regents of the University of California
64,531,000	0.090		06/02/14	64,530,839
Regional Transportation Authority, Illinois RB Series 2012-A
8,045,000	1.064		06/01/14	8,045,000
Rutgers State University of New Jersey Series 2014 C (Wachovia Bank, LIQ)
20,000,000	0.170		07/07/14	20,000,000
Vermont Economic Development Authority (JPMorgan Chase Bank N.A.)
33,750,000	0.200		08/07/14	33,750,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 173,498,323

Time Deposits – 5.1%
Branch Bank
$600,000,000	0.070%		06/02/14	$ 600,000,000
Citibank N.A.
200,000,000	0.080		06/02/14	200,000,000

TOTAL TIME DEPOSITS				$ 800,000,000

U.S. Government Agency Obligations – 7.2%
Federal Home Loan Bank
$99,500,000	0.131	%(a)	08/15/14	$ 99,495,832
100,000,000	0.170		09/30/14	99,994,364
180,000,000	0.200		12/26/14	180,000,000
200,000,000	0.200		01/02/15	200,000,000
175,000,000	0.210		02/27/15	175,000,000
Federal National Mortgage Association
200,000,000	0.120	(a)	02/27/15	199,962,970
Overseas Private Investment Corp. (USA)
117,500,000	0.110	(a)	06/09/14	117,500,000
50,000,000	0.120	(a)	06/09/14	50,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 1,121,953,166

U.S. Treasury Obligation – 0.8%
United States Treasury Floating Rate Note
$130,000,000	0.075	%(a)	01/31/16	$ 129,947,282

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – 8.7%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.150%	06/02/14	$ 35,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.150	06/02/14	30,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
64,500,000	0.040	06/09/14	64,498,710
City & County of Denver, Colorado VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
13,100,000	0.130	06/09/14	13,100,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
86,000,000	0.130	06/09/14	86,000,000
City of New York, NY GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A., LOC)
23,475,000	0.060	06/02/14	23,475,000
Colorado Housing & Finance Authority VRDN RB Single Family Mortgage Class I Series 2004-A2 AMT (Royal Bank of Canada, SPA)
15,340,000	0.070	06/09/14	15,340,000
Commonwealth of Massachusetts GO VRDN for Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Series 2000 B (U.S. Bank N.A., SPA)
36,600,000	0.070	06/02/14	36,600,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2012 D Subseries D-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
17,505,000	0.080	06/09/14	17,505,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-5 (Bank of Tokyo-Mitsubishi UFJ, SPA)
11,320,000	0.080	06/09/14	11,320,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
26,800,000	0.080	06/09/14	26,800,000
East Baton Rouge Parish, Louisiana IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 A
72,250,000	0.060	06/02/14	72,250,000
East Baton Rouge Parish, Louisiana IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 B
19,400,000	0.060	06/02/14	19,400,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(b)
27,105,000	0.110	06/09/14	27,105,000
Gulf Coast, Texas Industrial Development Authority VRDN RB for ExxonMobil Project Series 2012
53,305,000	0.060	06/02/14	53,305,000
Hawaii State Department of Budget & Finance VRDN RB P-Floats Series 2012-MT-828 (AMBAC) (Bank of America N.A., LIQ)(b)
19,180,000	0.230	06/09/14	19,180,000
Illinois State Finance Authority VRDN RB for Southern Illinois Healthcare Series 2008 (JPMorgan Chase Bank N.A., LOC)
23,500,000	0.070	06/09/14	23,500,000
Jacksonville Electric Authority, Florida Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (U.S. Bank N.A., SPA)
34,870,000	0.070	06/02/14	34,870,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Jacksonville Electric System, Florida VRDN RB Series 2008 D (U.S. Bank N.A., SPA)
$32,055,000	0.070%	06/02/14	$ 32,055,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010 B002 (Assured Guaranty) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.350	06/09/14	20,000,000
Michigan Finance Authority VRDN RB for School Loan Revolving Fund Series 2014 A (JPMorgan Chase Bank N.A., LOC)
25,000,000	0.090	06/09/14	25,000,000
Michigan Strategic Fund VRDN RB P-Floats Series 2013 MT-840 (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(b)
8,745,000	0.180	06/09/14	8,745,000
Minnesota Higher Education Facilities Authority VRDN RB for Carleton College Five Series 2000 G (JPMorgan Chase Bank N.A., SPA)
22,100,000	0.070	06/09/14	22,100,000
New Mexico Educational Assistance Foundation VRDN RB P-Floats Series 2013 TN-042 (Bank of America N.A., LIQ)(b)
26,240,000	0.400	06/09/14	26,240,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Series 2010 DD-3B (State Street Bank &Trust Co., SPA)
21,650,000	0.060	06/02/14	21,650,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-3 (State Street Bank &Trust Co., SPA)
39,850,000	0.060	06/02/14	39,850,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-5 (U.S. Bank N.A., SPA)
10,000,000	0.060	06/02/14	10,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
12,700,000	0.060	06/09/14	12,700,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
26,155,000	0.070	06/09/14	26,155,000
Nuveen Dividend Advantage Municipal Fund #2 VRDN Tax-Exempt Preferred Series 2010-2 (Deutsche Bank A.G., LIQ)(b)
29,300,000	0.160	06/09/14	29,300,000
Nuveen Investment Quality Municipal Fund, Inc. VRDN Tax-Exempt Preferred Series 2011-1-2118 (Barclays Bank PLC, LIQ)(b)
16,000,000	0.150	06/09/14	16,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
27,000,000	0.180	06/09/14	27,000,000
Nuveen Municipal Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 (Citibank N.A., LIQ)(b)
7,900,000	0.150	06/09/14	7,900,000
Nuveen Select Quality Municipal Fund, Inc. VRDN Tax-Exempt Preferred Series 2011-1-2525 (Barclays Bank PLC, LIQ)(b)
25,000,000	0.150	06/09/14	25,000,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-3 (U.S. Bank N.A., LIQ)
25,255,000	0.060	06/02/14	25,255,000
Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013 SGT06 (Societe Generale, LIQ)(b)
19,500,000	0.160	06/02/14	19,500,000
Port Authority of New York & New Jersey VRDN RB Austin Trust Certificates Series 2008-1067 (GO of Authority) (Bank of America N.A., LIQ)(b)
22,655,000	0.130	06/09/14	22,655,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.110	06/09/14	18,165,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)(b)
$15,000,000	0.110%		06/09/14	$ 15,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources LLC)
20,000,000	0.070		06/09/14	19,999,604
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2003 (GTY AGMT-Flint Hills Resources LLC)
8,500,000	0.070		06/09/14	8,500,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2006 (GTY AGMT-Flint Hills Resources LLC)
10,000,000	0.070		06/09/14	10,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2007 (GTY AGMT-Flint Hills Resources LLC)
30,000,000	0.070		06/09/14	30,000,000
Regional Transportation Authority, Illinois VRDN RB Putters Series 2014-T0021 (JPMorgan Chase & Co., LIQ)(b)
34,175,000	0.120		06/02/14	34,175,000
State Board of Regents of the State of Utah VRDN RB for Student Loans Series 2014 A (Royal Bank of Canada, LOC)
24,200,000	0.100		06/09/14	24,200,000
Texas State GO VRDN for Veterans Series 2010 C (Bank of Tokyo-Mitsubishi UFJ, SPA)
595,000	0.060		06/09/14	595,000
Texas State GO VRDN for Veterans Series 2012 A (State Street Bank & Trust Co., SPA)
795,000	0.050		06/09/14	795,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
21,450,000	0.090		06/09/14	21,450,000
Texas State GO VRDN Refunding Taxable Series 2010-D RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
12,220,000	0.090		06/09/14	12,220,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010-B RMKT (Sumitomo Mitsui Banking Corp., SPA)
18,800,000	0.090		06/09/14	18,800,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
35,700,000	0.070		06/09/14	35,700,000
University of Massachusetts Building Authority VRDN RB Senior Series 2011-1 (Wells Fargo Bank N.A., SPA)
66,800,000	0.050		06/09/14	66,798,664
Wisconsin Health & Educational Facilities Authority VRDN RB for Children’s Hospital of Wisconsin, Inc. Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(b)
9,815,000	0.090		06/09/14	9,815,000
Wisconsin Housing & Economic Development Authority VRDN RB for Home Ownership Series 2008 B (BMO Harris Bank N.A., SPA)
10,290,000	0.080		06/09/14	10,290,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 1,363,356,978

Variable Rate Obligations(a) – 13.4%
JPMorgan Chase Bank NA
$550,000,000	0.354%		06/05/15	$ 550,000,000
Kells Funding LLC
100,000,000	0.190	(b)	07/31/14	99,998,409
100,000,000	0.255	(b)	02/26/15	99,994,046
50,000,000	0.000	(b)(c)	05/15/15	50,000,000
Metropolitan Life Global Funding I
250,000,000	0.457		11/10/14	250,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
$46,790,000	0.120%		06/09/14	$ 46,790,000
State Street Bank & Trust Co.
500,000,000	0.325		06/18/15	500,000,000
Versailles Commercial Paper LLC
170,000,000	0.210	(b)	07/05/14	170,000,000
Wells Fargo Bank N.A.
125,000,000	0.325		06/19/15	125,000,000
205,000,000	0.334		06/22/15	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 2,096,782,455

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 10,173,872,712

Repurchase Agreements(d) – 33.2%
BNYMellon Investments
$259,900,000	0.090%		06/02/14	$ 259,900,000
Maturity Value: $259,901,949
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $267,894,097.

Citibank N.A.
250,000,000	0.060		06/04/14	250,000,000
Maturity Value: $250,002,917
Settlement Date: 05/28/14

Collateralized by Federal Home Loan Mortgage Corp., 1.907% to 6.000% , due 05/01/18 to 01/01/44, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000% to 3.500%, due 09/15/27 to 09/15/43, Federal National Mortgage Association, 2.189% to 6.500%, due 04/01/15 to 02/01/44, Federal National Mortgage Association Stripped Securities, 0.000% to 5.000%, due 01/01/20 to 04/25/42 and Government National Mortgage Association, 3.000% to 7.500%, due 01/15/25 to 03/20/44. The aggregate market value of the collateral, including accrued interest, was $255,791,093.

Credit Suisse Securities (USA) LLC
200,000,000	0.100		08/15/14	200,000,000
Maturity Value: $200,051,111
Settlement Date: 05/15/14

Collateralized by Federal Agricultural Mortgage Corp., 2.000%, due 07/27/16, Federal Home Loan Mortgage Corp., 0.000%, due 12/11/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/40 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $204,001,768.

Federal Reserve Bank of New York
500,000,000	0.050		06/02/14	500,000,000
Maturity Value: $500,002,083
Collateralized by U.S. Treasury Bond, 3.875%, due 08/15/40. The market value of the collateral, including accrued interest, was $500,002,084.

ING Financial Markets LLC
250,000,000	0.140	(a)(f)	06/09/14	250,000,000
Maturity Value: $250,262,501
Settlement Date: 12/02/13

Collateralized by Federal Home Loan Mortgage Corp., 2.246% to 7.000%, due 07/01/26 to 03/01/44, Federal Home Loan Mortgage Corp. Stripped Securities, 3.250%, due 01/15/43, Federal National Mortgage Association, 1.328% to 7.950%, due 12/25/33 to 05/01/44 and Government National Mortgage Association, 1.625% to 6.549%, due 09/20/33 to 07/20/43. The aggregate market value of the collateral, including accrued interest, was $255,163,828.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Joint Repurchase Agreement Account I
$250,000,000	0.067%		06/02/14	$ 250,000,000
Maturity Value: $250,001,399

Joint Repurchase Agreement Account III
2,365,900,000	0.083		06/02/14	2,365,900,000
Maturity Value: $2,365,916,289

JPMorgan Securities LLC
150,000,000	0.600	(e)	08/04/14	150,000,000
Maturity Value: $150,455,000
Settlement Date: 02/03/14
Collateralized by various mortgage-backed obligations, 0.000% to 6.250%, due 07/05/19 to 09/25/47. The aggregate market value of the collateral, including accrued interest, was $172,500,071.

Merrill Lynch Government Securities, Inc.
250,000,000	0.480		06/02/14	250,000,000
Maturity Value: $250,010,000

Collateralized by various auction rate preferred securities, 0.000% to 2.620%, due 12/31/18 and various mutual funds, 0.000% to 0.164%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $270,044,557.

80,000,000	0.460	(a)(e)	07/03/14	80,000,000
Maturity Value: $80,174,800
Settlement Date: 01/17/14
Collateralized by various corporate security issuers, 0.250% to 6.000%, due 04/15/15 to 12/31/39. The aggregate market value of the collateral, including accrued interest, was $88,000,000.

Wells Fargo Securities LLC
303,500,000	0.080		06/02/14	303,500,000
Maturity Value: $303,502,023

Collateralized by Federal National Mortgage Association, 2.500% to 3.000%, due 12/01/28 to 09/01/43 and Government National Mortgage Association, 4.500%, due 03/20/44. The aggregate market value of the collateral, including accrued interest, was $312,605,000.

100,000,000	0.280		06/02/14	100,000,000
Maturity Value: $100,002,333

Collateralized by various asset-backed obligations, 0.449% to 6.625%, due 03/22/16 to 07/03/50, various corporate security issuers, 0.000% to 12.625%, due 06/04/14 to 02/01/37, Federal National Mortgage Association, 2.751%, due 05/25/24 and a mortgage-backed obligation, 4.782%, due 07/10/39. The aggregate market value of the collateral, including accrued interest, was $107,922,995.

175,000,000	0.450	(e)	06/17/14	175,000,000
Maturity Value: $175,196,875
Settlement Date: 03/19/14

Collateralized by various asset-backed obligations, 0.000% to 1.620%, due 11/22/18 to 10/11/21, various corporate security issuers, 0.000% to 11.625%, due 06/15/14 to 12/29/99, Federal Home Loan Mortgage Corp., 1.372% to 2.791%, due 05/25/18 to 11/25/41 and various mortgage-backed obligations, 0.301% to 3.800%, due 10/25/35 to 08/27/37. The aggregate market value of the collateral, including accrued interest, was $190,660,466.

75,000,000	0.500	(e)	08/11/14	75,000,000
Maturity Value: $75,094,792
Settlement Date: 05/12/14

Collateralized by an asset-backed obligation, 4.210%, due 10/25/18, various corporate security issuers, 0.000% to 12.625%, due 01/15/13 to 12/31/99 and various mortgage-backed obligations, 0.301% to 3.800%, due 06/26/36 to 08/27/37. The aggregate market value of the collateral, including accrued interest, was $80,360,293.

TOTAL REPURCHASE AGREEMENTS				$ 5,209,300,000

Amortized Cost
TOTAL INVESTMENTS – 98.1%	$ 15,383,172,712

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%	298,124,049

NET ASSETS – 100.0%	$ 15,681,296,761

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2014.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2014, these securities amounted to $794,372,455 or approximately 5.1% of net assets.

(c)	All or a portion represents a forward commitment.

(d)	Unless noted, all repurchase agreements were entered into on May 30, 2014. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2014, these securities amounted to $480,000,000 or approximately 3.1% of net assets.

(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.3%
California – 100.3%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A., LOC)
$450,000	0.060%	06/09/14	$ 450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.060	06/09/14	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
2,550,000	0.080	06/09/14	2,550,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,300,000	0.080	06/09/14	6,300,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Floaters Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
990,000	0.100	10/23/14	990,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
6,000,000	0.030	06/09/14	6,000,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
3,680,000	0.070	06/09/14	3,680,000
California Educational Facilities Authority VRDN RB for Scripps College Putters Series 2008-2953 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.070	06/09/14	2,300,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
2,600,000	0.080	06/09/14	2,600,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1999 L-7
2,400,000	0.050	06/09/14	2,400,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2014-0005-Class A (Citibank N.A., LIQ)(a)
1,000,000	0.070	06/09/14	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
1,100,000	0.060	06/09/14	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.070	06/02/14	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.070	06/09/14	690,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1993 L
1,650,000	0.050	06/09/14	1,650,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
1,100,000	0.050	06/09/14	1,100,000
California Health Facilities Financing Authority CP for Kaiser Permenente Series 2014 E
1,500,000	0.120	11/04/14	1,500,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
3,881,000	0.060	06/09/14	3,881,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,760,000	0.230	06/09/14	1,760,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.070	06/09/14	1,900,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 H (Sumitomo Mitsui Banking, LOC)
2,500,000	0.060	06/09/14	2,500,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
5,800,000	0.060	06/09/14	5,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$2,400,000	0.120%	06/09/14	$ 2,400,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
4,000,000	0.060	06/09/14	4,000,000
California Health Facilities Financing Authority VRDN RB for Lucille Packard Children’s Hospital P-Floats Series 2012 PT-4726 (Bank of America N.A., LIQ)(a)
2,580,000	0.090	06/09/14	2,580,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009-PT-4646 (Bank of America N.A., LIQ)(a)
4,190,000	0.070	06/09/14	4,190,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank N.A., LIQ)(a)
2,440,000	0.070	06/09/14	2,440,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
215,000	0.060	06/02/14	215,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 C (Northern Trust Co., LOC)
700,000	0.060	06/02/14	700,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 0-76 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.060	06/09/14	2,500,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.070	06/09/14	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.100	06/09/14	1,000,000
California Municipal Finance Authority Pollution Control VRDN RB Refunding for Chevron USA Inc. Project Series 2005
4,000,000	0.040	06/02/14	4,000,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 B (GTY AGMT-Chevron Corp.)
400,000	0.030	06/02/14	400,000
California Pollution Control Financing Authority VRDN RB Refunding for Exxon Mobil Project Series 2000
1,000,000	0.040	06/02/14	1,000,000
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.210	06/09/14	1,475,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)(a)
3,000,000	0.070	06/09/14	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 8-B
1,500,000	0.140	10/02/14	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 9B-1
1,000,000	0.140	11/03/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
1,000,000	0.200	06/09/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 K
1,500,000	0.200	06/05/14	1,500,000
2,000,000	0.140	01/28/15	2,000,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2002 (GTY AGMT-Chevron Corp.)
4,050,000	0.040	06/02/14	4,050,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
2,500,000	0.050	06/09/14	2,500,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (Wells Fargo Bank N.A., LOC)
$600,000	0.030%	06/02/14	$ 600,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
5,800,000	0.060	06/02/14	5,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
1,000,000	0.040	06/09/14	999,980
Central Basin Municipal Water District VRDN COPS Refunding for 2007 Project Series 2008 B (U.S. Bank N.A., LOC)
5,900,000	0.050	06/09/14	5,900,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
6,400,000	0.060	06/09/14	6,400,000
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
4,230,000	0.060	06/09/14	4,230,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
1,835,000	0.120	06/09/14	1,835,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.070	06/09/14	1,000,000
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A., SPA)
9,850,000	0.060	06/09/14	9,850,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,100,000	0.060	06/09/14	2,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
4,235,000	0.030	06/09/14	4,235,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (FNMA, LIQ)
1,200,000	0.060	06/09/14	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (FNMA, LIQ)
2,436,000	0.060	06/09/14	2,436,000
Los Angeles County Schools Pooled Financing TRANS Series 2014 B-3
1,415,000	2.000	12/31/14	1,430,351
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.060	06/09/14	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.060	06/09/14	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
4,000,000	0.060	06/09/14	4,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.070	06/09/14	5,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Citibank N.A., SPA)
2,000,000	0.040	06/09/14	2,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
1,400,000	0.040	06/09/14	1,400,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-3 (Royal Bank of Canada, SPA)
300,000	0.030	06/02/14	300,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Barclays Bank PLC, SPA)
3,000,000	0.040	06/09/14	3,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
2,115,000	0.090	06/02/14	2,115,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
$2,100,000	0.040%	06/09/14	$ 2,099,988
Metropolitan Water District of Southern California Refunding RB Series 2011 B
1,500,000	4.000	07/01/14	1,504,781
Metropolitan Water District of Southern California Refunding RB SIFMA Index Series 2012 B-1
400,000	0.410	05/01/15	400,292
Metropolitan Water District of Southern California VRDN RB Refunding SPL Series 2014 D
5,300,000	0.060	06/09/14	5,300,000
Metropolitan Water District of Southern California VRDN RB Series 2000 B-3 RMKT (Wells Fargo Bank N.A., SPA)
1,700,000	0.030	06/02/14	1,700,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
4,000,000	0.060	06/09/14	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,600,000	0.060	06/09/14	4,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.090	06/09/14	2,000,000
Orange County Water District CP Series 2014-94 (Bayerische Landesbank Gironzentrale, LOC)
3,400,000	0.120	07/03/14	3,400,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.070	06/09/14	2,000,000
Riverside County Teeter Obligation RN Series 2013 D
2,000,000	2.000	10/15/14	2,013,383
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.070	06/09/14	1,875,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
4,855,000	0.210	06/09/14	4,855,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA) (FNMA, LIQ)
7,035,000	0.060	06/09/14	7,035,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
600,000	0.040	06/09/14	600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.060	06/09/14	2,000,000
Sacramento Transportation Authority Sales Tax VRDN RB for Limited Tax Measure Series 2009 B (JPMorgan Chase Bank N.A., LIQ)
700,000	0.040	06/09/14	700,000
San Diego Community College District GO VRDN Floater Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.060	06/09/14	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.080	06/09/14	570,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
5,650,000	0.040	06/09/14	5,650,000
San Jose Evergreen Community College District GO Refunding Series 2014 B(b)
1,350,000	1.000	09/01/14	1,352,727
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
5,300,000	0.040	06/09/14	5,300,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C RMKT (Sumitomo Mitsui Banking Corp., SPA)
4,200,000	0.040	06/09/14	4,200,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp., SPA)
1,500,000	0.050	06/09/14	1,500,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (State Street Bank & Trust Co., SPA)
$100,000	0.040%	06/09/14	$ 100,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,170,000	0.140	06/09/14	5,170,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.080	06/09/14	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.050	06/09/14	2,000,000
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AC (NATL-RE)
1,590,000	5.000	12/01/14	1,628,027
State of California Department of Water Resources RB Unrefunded for Central Valley Project Series 2005-AC (NATL-RE)
1,550,000	5.000	12/01/14	1,587,236
State of California Department of Water Resources Supply RB Refunding for Central Valley Project Series 2005-AD (AGM)
1,500,000	5.000	06/01/15	1,571,751
State of California Department of Water Resources Supply RB Series 2010 L
1,450,000	5.000	05/01/15	1,513,169
State of California Department of Water Resources Supply RB Series 2010 M
150,000	2.250	05/01/15	152,810
State of California Economic Recovery GO Series 2004 A (NATL)
4,225,000	5.250	07/01/14	4,242,243
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,700,000	0.110	06/09/14	1,700,000
State of California RANS Series 2013-A-2
4,700,000	2.000	06/23/14	4,705,005
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.060	06/09/14	1,000,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank N.A., LIQ)
2,500,000	0.070	06/09/14	2,500,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
3,100,000	0.080	06/02/14	3,100,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
3,000,000	0.090	06/09/14	3,000,000

TOTAL INVESTMENTS – 100.3%			$269,480,383

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(886,632)

NET ASSETS – 100.0%			$268,593,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2014, these securities amounted to $100,702,640 or approximately 37.5% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL	— National Public Finance Corp.
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 98.4%
New York – 98.4%
Buffalo Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2005 B (NATL-RE)
$825,000	5.000%	09/01/14	$ 834,756
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
2,000,000	0.060	06/09/14	2,000,000
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
5,000,000	0.050	06/09/14	5,000,000
County of Orange, New York GO Various Purposes Series 2009
870,000	3.000	07/01/14	871,962
County of Westchester, New York GO Series 2009 C
725,000	5.000	11/01/14	739,419
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,200,000	0.210	06/09/14	2,200,000
Metropolitan Transportation Authority RB for Transportation Series 2003 A (NATL)
2,105,000	5.000	11/15/14	2,151,180
Metropolitan Transportation Authority RB for Transportation Series 2013 E
1,000,000	2.000	11/15/14	1,008,080
Metropolitan Transportation Authority VRDN RB for Transportation Series 2013 Subseries G-1A
3,255,000	0.302	11/01/14	3,255,000
Nassau County IDA Civic Facility Refunding & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
4,450,000	0.070	06/02/14	4,450,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
1,815,000	0.060	06/09/14	1,815,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
3,085,000	0.060	06/09/14	3,085,000
New York City GO Series 2013 D
1,000,000	4.000	08/01/14	1,006,357
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
500,000	0.090	06/02/14	500,000
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
865,000	0.100	06/09/14	865,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
1,000,000	0.070	06/09/14	1,000,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York Mellon, LOC)
2,000,000	0.070	06/09/14	2,000,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., LIQ)
500,000	0.070	06/02/14	500,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
4,200,000	0.050	06/09/14	4,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA) (FNMA, LIQ)
400,000	0.040	06/09/14	400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Series 2008-1192 (Bank of America N.A., LIQ)(a)
1,000,000	0.110	06/09/14	1,000,000
New York City Transitional Finance Authority VRDB RB for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.060	06/02/14	1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B (Bank of Tokyo-Mitsubishi UFJ, LOC)
1,500,000	0.050	06/09/14	1,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
$90,000	0.050%	06/09/14	$ 90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (California State Teachers Retirement, SPA)
2,000,000	0.070	06/02/14	2,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,250,000	0.060	06/09/14	3,250,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.060	06/09/14	600,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,000,000	0.110	06/09/14	3,000,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
3,035,000	0.040	06/09/14	3,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.070	06/09/14	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
2,900,000	0.050	06/09/14	2,900,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
4,000,000	0.090	06/09/14	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
1,500,000	0.030	06/09/14	1,500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,000,000	0.070	06/09/14	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.060	06/09/14	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,100,000	0.040	06/09/14	3,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.050	06/09/14	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
645,000	0.060	06/09/14	645,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
800,000	0.070	06/09/14	800,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,000,000	0.040	06/09/14	2,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,690,000	0.040	06/09/14	2,690,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,725,000	0.050	06/09/14	1,725,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,055,000	0.050	06/09/14	3,055,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,205,000	0.070	06/02/14	3,205,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
$2,250,000	0.050%	06/09/14	$ 2,250,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
745,000	0.070	06/09/14	745,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.070	06/09/14	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
2,855,000	0.070	06/09/14	2,855,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
3,200,000	0.050	06/09/14	3,200,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)
2,000,000	0.040	06/09/14	2,000,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
4,000,000	0.110	06/09/14	4,000,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.270	06/09/14	1,500,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A (GO of Corp.)
900,000	5.000	04/01/15	935,716
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
1,000,000	0.070	06/09/14	1,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC GO of Corp.) (Societe Generale, SPA)
3,420,000	0.170	06/09/14	3,420,000
New York State Power Authority CP Series 2014-2 (JPMorgan Chase Bank N.A., LOC) (Wells Fargo Bank N.A., LOC) (TD Bank N.A., LOC) (State Street Bank & Trust, LOC) (Bank of New York Mellon, LOC)
1,500,000	0.090	10/01/14	1,500,000
New York State Power Authority RB Series 2006 A (FGIC)
500,000	3.750	11/15/14	508,084
New York State Power Authority RB Series 2007 C (NATL-RE)
500,000	4.000	11/15/14	508,653
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)
1,245,000	5.000	04/01/15	1,293,834
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.060	06/09/14	1,000,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
2,500,000	1.250	06/26/14	2,501,729
Port Authority of New York & New Jersey CP Series 2014 B
2,435,000	0.100	06/03/14	2,435,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.070	06/09/14	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)(a)
2,130,000	0.070	06/09/14	2,130,000
Town of Hempstead, New York GO Public Improvement Series 2011 A
2,255,000	3.000	08/01/14	2,265,706
Triborough Bridge & Tunnel Authority RB Refunding General Series 2002 B
560,000	5.250	11/15/14	572,620

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 B-2A RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
$3,100,000	0.070%	06/02/14	$ 3,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
1,000,000	0.090	06/02/14	1,000,000
Utility Debt Securitization Authority of New York VRDN RB Putters Series 2014-4445Z (JPMorgan Bank Chase N.A., LIQ)(a)
3,350,000	0.070	06/09/14	3,350,000

TOTAL INVESTMENTS – 98.4%			$ 135,898,096

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			2,263,771

NET ASSETS – 100.0%			$138,161,867

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2014, these securities amounted to $31,185,000 or approximately 22.6% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.4%
Alabama – 3.0%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.070%	06/09/14	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC)(a)
16,380,000	0.060	06/09/14	16,380,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
9,700,000	0.070	06/02/14	9,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
900,000	0.100	06/02/14	900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.070	06/02/14	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.070	06/02/14	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.050	06/09/14	15,000,000
Huntsville Health Care Authority CP Series 2014
25,000,000	0.110	07/01/14	25,000,000
19,000,000	0.100	08/01/14	19,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.090	06/09/14	37,290,000

			175,640,000

Alaska – 0.7%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
10,530,000	0.040	06/09/14	10,530,000
Alaska Housing Finance Corp. VRDN RB for General Housing Putters Series 2013-4324 (NATL-RE GO OF CORP) (JPMorgan Chase Bank N.A., LIQ)(b)
12,640,000	0.160	08/14/14	12,640,000
City of Valdez Marine Terminal VRDN RB Refunding Exxon Pipeline Co. Project Series 1993 B
20,365,000	0.060	06/02/14	20,365,000

			43,535,000

Arizona – 2.0%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.110	06/09/14	10,500,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.110	06/09/14	18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.070	06/09/14	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.070	06/09/14	4,065,000
Maricopa County IDA Health Facilities VRDN RB Refunding for Catholic Healthcare West Series 2009 C
4,980,000	5.000	07/01/14	4,999,101
Maricopa County IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA) (FNMA, LIQ)
10,350,000	0.070	06/09/14	10,350,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.070	06/09/14	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,315,000	0.060	06/09/14	17,315,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
$5,000,000	0.080%	06/09/14	$ 5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.060	06/09/14	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.090	06/09/14	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.080	06/09/14	4,050,000

			114,899,101

California – 11.8%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
2,360,000	0.080	06/09/14	2,360,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,445,000	0.080	06/09/14	2,445,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,700,000	0.070	06/09/14	2,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
400,000	0.080	06/09/14	400,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-14081 Series 2014 (Citibank N.A., LIQ)(a)
4,000,000	0.080	06/09/14	4,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.070	06/09/14	7,305,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2006-E
18,500,000	0.120	11/04/14	18,500,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
9,289,000	0.060	06/09/14	9,289,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
19,290,000	0.230	06/09/14	19,290,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
27,100,000	0.070	06/09/14	27,100,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,595,000	0.120	06/09/14	10,595,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Floaters Certificates Series 2011 E-21 (Royal Bank of Canada, LOC)(a)
12,600,000	0.060	06/09/14	12,600,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.070	06/09/14	7,330,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.100	06/09/14	5,000,000
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
19,000,000	0.210	06/09/14	19,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008-B
15,000,000	0.200	07/02/14	15,000,000
50,500,000	0.140	10/02/14	50,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009B-1
$12,000,000	0.140%	11/03/14	$ 12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009B-3
9,500,000	0.190	09/02/14	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009B-4
10,000,000	0.150	12/01/14	10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 D
19,000,000	0.200	06/09/14	19,000,000
10,000,000	0.200	07/02/14	10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2014 K
3,610,000	0.200	06/05/14	3,610,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.070	06/09/14	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
9,800,000	0.070	06/09/14	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D
25,500,000	0.040	06/09/14	25,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
8,450,000	0.040	06/09/14	8,450,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
17,430,000	0.110	06/09/14	17,430,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
4,200,000	0.120	06/09/14	4,200,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
10,000,000	0.070	06/09/14	10,000,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
5,600,000	0.070	06/09/14	5,600,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
11,500,000	0.030	06/09/14	11,500,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2014 B-3
7,000,000	2.000	12/31/14	7,075,940
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.060	06/09/14	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.060	06/09/14	1,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.070	06/09/14	2,500,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.070	06/09/14	8,795,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
3,100,000	0.090	06/02/14	3,100,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-2 (JPMorgan Chase Bank N.A., SPA) (Citibank N.A., SPA)
15,000,000	0.060	06/09/14	15,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
$8,400,000	0.040%	06/09/14	$ 8,400,000
Metropolitan Water District of Southern California RB Refunding Series 2011 B
5,500,000	4.000	07/01/14	5,517,531
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.090	06/09/14	5,350,000
Orange County Water District CP Series 94 (Bayerische Landesbank Gironzentrale, LOC)
3,480,000	0.120	07/03/14	3,480,000
Riverside County Teeter Obligation RN Series 2013 D
23,000,000	2.000	10/15/14	23,153,908
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.070	06/09/14	6,365,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC-NATL-RE) (Morgan Stanley Bank, LIQ)(a)
4,000,000	0.210	06/09/14	4,000,000
Sacramento Municipal Utility District VRDN RB SPEARS Series 2013-DBE-1186 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,750,000	0.110	06/09/14	3,750,000
Sacramento Transportation Authority VRDN RB for Measure A Limited Tax Series 2009 B (JPMorgan Chase N.A., LIQ)
15,700,000	0.040	06/09/14	15,700,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.080	06/09/14	5,470,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
12,000,000	0.040	06/09/14	12,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.090	06/09/14	5,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
15,275,000	0.050	06/09/14	15,275,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,080,000	0.140	06/09/14	1,080,000
Southern California Public Power Authority RB Subordinate Refunding Series 1992
8,500,000	0.351	07/01/14	8,497,555
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.080	06/09/14	7,860,000
State of California Department of Water Resources Unrefunded for Central Valley Project RB Series 2005-AC (NATL-RE)
2,365,000	5.000	12/01/14	2,421,924
State of California Economic Recovery GO Series 2004 A
1,600,000	5.250	07/01/14	1,606,522
State of California GO Prerefunded Series 2004
3,815,000	5.250	06/02/14	3,815,000
State of California GO Refunding Series 2012
2,175,000	5.000	02/01/15	2,244,171
State of California GO VRDN Series 2005 Subseries B-1 (Bank of America N.A., LOC)
3,700,000	0.070	06/09/14	3,700,000
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
11,485,000	0.110	06/09/14	11,485,000
State of California RANS Series 2013-A-2
101,630,000	2.000	06/23/14	101,738,446
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.060	06/09/14	4,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
The Regents of the University of California VRDN RB Refunding Series 2013-AL-2
$12,000,000	0.050%	06/09/14	$ 12,000,000

			694,019,997

Colorado – 0.9%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Citibank N.A., SPA)
8,900,000	0.080	06/09/14	8,900,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
23,000,000	0.130	06/09/14	23,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT- Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.130	06/09/14	5,625,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.060	06/09/14	7,000,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.110	06/09/14	7,500,000

			52,025,000

Connecticut – 3.2%
Connecticut Housing Finance Authority VRDN RB Refunding for Housing Mortgage Finance Program Series 2011 B Subseries E-3 (GO of Authority) (Bank of Tokyo-Mitsubishi UFJ, Ltd., SPA)
26,250,000	0.060	06/09/14	26,250,000
Connecticut Housing Finance Authority VRDN RB Refunding for Housing Mortgage Finance Program Series 2013 B Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, Ltd., SPA)
6,850,000	0.060	06/09/14	6,850,000
Connecticut State Economic Recovery GO Series 2009A
4,125,000	5.000	01/01/15	4,240,921
Connecticut State GO VRDN P-Floats Series 2013-MT-842 (Bank of America N.A., LIQ)(a)
3,310,000	0.060	06/09/14	3,310,000
Connecticut State GO VRDN Series 2012 A
100,000	0.460	04/15/15	100,010
Connecticut State GO VRDN Series 2013 A
250,000	0.200	03/01/15	250,051
Connecticut State GO VRDN Series 2013 D
2,500,000	0.150	08/15/14	2,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.060	06/09/14	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.070	06/02/14	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.070	06/09/14	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2 (Yale University, LIQ)
18,410,000	0.030	06/09/14	18,410,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2
8,580,000	0.030	06/09/14	8,580,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-2 RMKT (JP Morgan Chase Bank N.A., SPA)
55,230,000	0.080	06/02/14	55,230,000

			188,535,982

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Delaware – 0.9%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
$16,475,000	0.050%	06/09/14	$ 16,475,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B
16,000,000	0.040	06/09/14	16,000,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.070	06/09/14	9,170,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
9,005,000	0.090	06/02/14	9,005,000
University of Delaware VRDN RB Series 2005 (TD Bank N.A., SPA)
700,000	0.080	06/02/14	700,000

			51,350,000

District of Columbia – 1.1%
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
16,500,000	0.060	06/09/14	16,500,000
District of Columbia Income Tax Secured VRDN RB Municipal Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.080	06/09/14	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.070	06/09/14	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.070	06/09/14	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems RB Subordinate Lien Series 2012 A
1,360,000	4.000	10/01/14	1,377,384
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.090	06/09/14	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.090	06/09/14	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.070	06/09/14	8,330,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2014-4449 (JPMorgan Chase Bank N.A., LIQ)(a)
13,025,000	0.070	06/09/14	13,025,000

			64,722,384

Florida – 2.3%
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2004 A
2,710,000	4.125	06/02/14	2,737,100
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2009 E
1,300,000	4.000	06/01/14	1,300,000
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2012 A
4,815,000	5.000	06/01/14	4,815,000
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2013 B
4,500,000	4.000	06/01/14	4,500,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.070	06/09/14	7,425,000
Florida State Turnpike Authority RB Refunding for Department of Transportation Series 2013 A
9,370,000	5.000	07/01/14	9,406,920
Florida State Turnpike Authority RB Series 2007 A (NATL)
5,060,000	5.000	07/01/14	5,079,844

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Turnpike Authority VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
$21,330,000	0.090%	06/09/14	$ 21,330,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., SPA)
4,000,000	0.060	06/09/14	4,000,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
1,515,000	0.070	06/09/14	1,515,000
Jacksonville Sales Tax RB Refunding for Local Government Series 2001 (NATL)
5,140,000	5.500	10/01/14	5,230,283
Jacksonville Transit VRDN RB Series 2008 A (JPMorgan Chase Bank N.A., SPA)
9,600,000	0.060	06/09/14	9,600,000
Miami-Dade County GO VRDN Floater Certificates Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)
41,400,000	0.060	06/09/14	41,400,000
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
4,000,000	0.080	06/09/14	4,000,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.060	06/09/14	13,750,000

			136,089,147

Georgia – 1.8%
Dougherty County School District GO Series 2013 (State Aid Withholding)
7,725,000	2.000	12/01/14	7,795,005
Georgia State GO Series 2013 D
5,000,000	5.000	02/01/15	5,161,239
Georgia State GO Series 2013 H
9,755,000	5.000	12/01/14	9,990,879
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.110	06/09/14	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.070	06/09/14	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.110	06/09/14	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
42,215,000	0.100	06/09/14	42,215,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.130	08/28/14	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.070	06/09/14	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
3,200,000	0.030	06/09/14	3,200,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4 RMKT
8,800,000	0.040	06/09/14	8,800,000

			106,667,123

Hawaii – 0.7%
City & County of Honolulu Wastewater System VRDN RB ROCS RR-II R-12325 Series 2011 (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
34,715,000	0.080	06/02/14	34,715,000
Hawaii State GO VRDN P-Floats Series 2011-4718 (Bank of America N.A., LOC)(a)
3,000,000	0.090	06/09/14	3,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Hawaii – (continued)
Hawaii State GO VRDN P-Floats Series 2013-4739 (Bank of America N.A., LIQ)(a)
$6,000,000	0.090%	06/09/14	$ 6,000,000

			43,715,000

Illinois – 2.5%
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,445,000	0.140	06/09/14	8,445,000
Cook County Forest Preservation GO VRDN for Limited Tax Project Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.120	06/09/14	6,660,000
Cook County GO Refunding Series 1996 (NATL)
1,400,000	6.500	11/15/14	1,439,923
Cook County GO Refunding Series 2013 A
13,595,000	2.000	11/15/14	13,690,959
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
11,875,000	0.060	06/02/14	11,875,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,430,000	0.050	06/09/14	7,430,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.080	06/09/14	3,950,000
Illinois Finance Authority VRDN RB for Trinity Health Floaters Series 2013-3342 (Morgan Stanley Bank, LIQ)(a)
1,650,000	0.080	06/09/14	1,650,000
Illinois Finance Authority VRDN RB for University of Chicago Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.090	06/09/14	30,825,000
Illinois Finance Authority VRDN RB for University of Chicago ROCS RR-14078 Series 2014 (Citibank N.A., LIQ)(a)
4,500,000	0.070	06/09/14	4,500,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,200,000	0.050	06/09/14	7,200,000
Joliet Regional Port District Marine Term Revenue VRDN RB Refunding for Exxon Mobil Project Series 1989
5,700,000	0.060	06/02/14	5,700,000
Regional Transportation Authority RB Refunding Series 1999 (AGM Go of Authority)
1,010,000	5.750	06/01/15	1,065,837
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.180	06/09/14	7,495,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
23,000,000	0.060	06/09/14	23,000,000
Village of Schaumburg GO VRDN ROCS RR-II R-11698 Series 2008 (BHAC-CR FGIC) (Citibank N.A., LIQ)(a)
11,730,000	0.070	06/09/14	11,730,000

			146,656,719

Indiana – 2.2%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LOC)(a)
11,000,000	0.060	06/09/14	11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-5 Convertible
24,600,000	0.060	06/09/14	24,600,000
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-7 Convertible
1,000,000	0.060	06/09/14	1,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
$17,180,000	0.100%	06/09/14	$ 17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
17,500,000	0.060	06/09/14	17,500,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.070	06/05/14	22,600,000
University of Purdue RB for Student Fees Series 2010 Z-1
2,585,000	5.000	07/01/14	2,595,266
University of Purdue VRDN COPS Series 2011 A
5,750,000	0.040	06/09/14	5,750,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
8,950,000	0.050	06/09/14	8,950,000
University of Purdue VRDN RB for Student Facilities System Series 2007 C
17,335,000	0.040	06/09/14	17,335,000

			128,510,266

Iowa – 0.0%
City of Johnston GO Refunding Series 2013 A
1,210,000	3.000	06/01/14	1,210,000

Kansas – 2.0%
City of Olathe GO Temporary Notes Series 2014 B(c)
30,670,000	2.000	07/01/15	31,256,410
City of Topeka GO Temporary Notes for General Improvements Series 2013 A
24,585,000	1.000	10/01/14	24,647,282
City of Wichita GO Temporary Notes for Renewal & Improvement Series 2013-258
25,000,000	0.500	10/15/14	25,015,726
City of Wichita GO Temporary Notes Series 2014-264
1,000,000	0.500	04/15/15	1,001,380
Johnson County GO for Unified School District No. 229 Blue Valley Series 2014 A
2,625,000	3.000	10/01/14	2,649,916
Kansas Department of Transportation Highway VRDN RB Refunding Series 2012 A-2
3,300,000	0.290	09/01/14	3,301,355
Kansas Development Finance Authority Hospital VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.080	06/09/14	4,530,000
State of Kansas Department of Transportation Highway VRDN RB Refunding Series 2002 B-2 (Barclays Bank PLC, SPA)
24,065,000	0.040	06/09/14	24,065,000

			116,467,069

Kentucky – 0.2%
Kentucky State Municipal Power Agency VRDN RB for Prairie State Project SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.130	06/09/14	13,150,000

Louisiana – 2.2%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 A
60,100,000	0.060	06/02/14	60,100,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Series 2010 B
28,410,000	0.060	06/02/14	28,410,000
East Baton Rouge Parish Sewerage Commission VRDN RB Series 2011-A
36,000,000	0.906	08/01/14	36,017,935

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Louisiana – (continued)
State of Louisiana GO Refunding Series 2013 C
$4,365,000	5.000%	07/15/14	$ 4,390,672

			128,918,607

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.070	06/09/14	6,955,000

Maryland – 1.9%
County of Montgomery Consolidated Public Improvement CP BANS Series 2014 09-B (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.100	08/01/14	30,000,000
County of Montgomery GO for Consolidated Public Improvement Series 2013 A
14,750,000	5.000	11/01/14	15,047,891
Maryland Economic Development Corp. VRDN RB for Howard Hughes Medical Institute Project Series 2008 A
4,445,000	0.040	06/09/14	4,445,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
31,680,000	0.040	06/09/14	31,680,000
Maryland State GO Series 2001-1
2,045,000	5.500	03/01/15	2,126,650
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,650,000	0.060	06/09/14	5,650,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Obligated Group Series 2008 B
4,135,000	5.000	05/15/15	4,323,755
Maryland State Transportation Authority VRDN RB Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.110	06/09/14	5,000,000
Town of Ocean City GO Series 2013
1,110,000	5.000	12/01/14	1,136,653
Washington Suburban Sanitary District Consolidated Public Improvement GO Series 2010 A
7,325,000	5.000	06/01/14	7,325,000
Washington Suburban Sanitary District GO Refunding for Public Improvement Series 2013
2,380,000	2.000	06/01/14	2,380,000

			109,114,949

Massachusetts – 5.3%
Boston Water & Sewer Commission RB Refunding for General Revenue Refunding Senior Series 2009 B
4,545,000	5.000	11/01/14	4,636,330
Massachusetts Bay Transportation Authority Sales Tax CP Series 2014 A
5,250,000	0.100	06/10/14	5,250,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.110	06/09/14	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)(a)
13,315,000	0.070	06/09/14	13,315,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (GO of Authority) (Bank of America N.A., SPA)
63,765,000	0.060	06/09/14	63,765,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.070	06/09/14	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.110	06/09/14	9,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LOC)(a)
$19,600,000	0.060%	06/09/14	$ 19,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.070	06/09/14	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.060	06/09/14	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
46,900,000	0.070	06/02/14	46,900,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System, Inc. Series 2005 F-4 (Bank of America N.A., SPA)
3,300,000	0.060	06/09/14	3,300,000
Massachusetts Water Resources Authority CP Series 2014 (Bayerische Landesbank)
44,000,000	0.320	07/07/14	44,000,000
43,000,000	0.300	08/04/14	43,000,000
The Commonwealth of Massachusetts GO Consolidated Loan Series 2001 D
275,000	5.500	11/01/14	280,993
The Commonwealth of Massachusetts GO Consolidated Loan Series 2002 C (NATL GO OF CMNWLTH)
1,250,000	5.500	11/01/14	1,277,604
The Commonwealth of Massachusetts GO Consolidated Loan Series 2004 D (AGM)
2,705,000	5.000	12/01/14	2,769,539
The Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2012 A
17,545,000	0.440	09/01/14	17,553,634
The Commonwealth of Massachusetts GO VRDN for Central Artery/Ted Williams Tunnel Infrastructure Loan Act Series 2000 A (Bank of America N.A., SPA)
8,400,000	0.070	06/02/14	8,400,000
The Commonwealth of Massachusetts GO VRDN Refunding Series 2012 A
150,000	0.460	02/01/15	150,008
The Commonwealth of Massachusetts GO VRDN Refunding Series 2013 A
1,000,000	0.250	02/01/15	1,000,321
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
12,300,000	0.070	06/09/14	12,300,000

			314,428,429

Michigan – 0.6%
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.060	06/09/14	6,870,000
Michigan Municipal Bond Authority RB for Clean Water Series 2002
10,525,000	5.500	10/01/14	10,712,098
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Group Series 1999 B-4 RMKT(c)
650,000	0.900	03/16/15	653,582
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.140	06/09/14	6,660,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)(a)
9,595,000	0.140	06/09/14	9,595,000

			34,490,680

Minnesota – 1.3%
City of Minneapolis GO Refunding for Library Referendum Series 2013
20,330,000	0.500	12/01/14	20,363,002
City of Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
3,000,000	0.060	06/09/14	3,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
County of Hennepin GO Series 2013 A
$5,095,000	5.000%	12/01/14	$ 5,218,154
Minneapolis Special School District No. 1 GO Refunding for School Building Series 2013 C (School District Credit Enhancement Program)
6,560,000	5.000	02/01/15	6,771,546
Minnesota State GO Series 2004
6,155,000	5.000	11/01/14	6,278,079
Minnesota State GO Series 2011 A
13,675,000	5.000	10/01/14	13,894,317
Minnesota State GO Various Purpose Series 2009 D
12,945,000	5.000	08/01/14	13,048,665
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
8,900,000	0.050	06/09/14	8,900,000

			77,473,763

Mississippi – 1.7%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT-Chevron Corp.)
13,500,000	0.060	06/02/14	13,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT-Chevron Corp.)
51,000,000	0.050	06/02/14	51,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT-Chevron Corp.)
37,000,000	0.050	06/02/14	37,000,000

			101,500,000

Missouri – 1.1%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman for The Center Performing Arts Series 2007 A (Northern Trust Co., SPA)
1,750,000	0.070	06/02/14	1,750,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Group Series 2003 C-2 RMKT
9,400,000	0.060	06/09/14	9,400,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Group Series 2003 C-3 RMKT
9,900,000	0.060	06/09/14	9,900,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Floater Series 2014-0-78 (Royal Bank of Canada, LIQ)(a)
6,665,000	0.060	06/09/14	6,665,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 B RMKT
8,100,000	0.040	06/09/14	8,100,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.040	06/09/14	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.070	06/09/14	11,395,000

			67,210,000

Montana – 0.1%
Montana State Facility Finance Authority VRDN RB for Sisters of Charity of Leavenworth Health System Series 2003 (JPMorgan Chase Bank, SPA)
5,475,000	0.070	06/09/14	5,475,000

Multi-State – 0.7%
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2013-M027 Class A
16,255,000	0.070	06/09/14	16,255,000
Nuveen AMT-Free Municipal Income Fund VRDN Tax-Exempt Preferred Variable Rate Demand Preferred Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
26,900,000	0.150	06/09/14	26,900,000

			43,155,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Nebraska – 0.7%
Douglas County School District No. 1 GO Refunding for Omaha Public Schools Series 2014
$2,980,000	1.000%	12/15/14	$ 2,992,896
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.080	06/09/14	21,870,000
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.060	06/09/14	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.080	06/09/14	9,510,000

			37,942,896

Nevada – 0.8%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.070	06/09/14	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.070	06/09/14	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.070	06/09/14	7,000,000
Las Vegas Valley Water District CP Series 2004 A
12,000,000	0.090	06/02/14	12,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.100	06/09/14	7,185,000
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.070	06/09/14	8,450,000

			46,940,000

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
24,390,000	0.060	06/09/14	24,390,000

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority VRDN RB for Capital Appreciation Transportation System SPEARS Series 2014-DBE-1246 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
39,615,000	0.110	06/09/14	39,615,000
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
16,250,000	0.110	06/09/14	16,250,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1153X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,130,000	0.110	06/09/14	12,130,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.110	06/09/14	22,235,000

			90,230,000

New Mexico – 0.4%
University of New Mexico VRDN RB Refunding Subordinate Lien System Series 2003 B (JPMorgan Chase Bank N.A., SPA)
21,165,000	0.060	06/09/14	21,165,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – 17.2%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Austin Trust Certificates Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
$2,130,000	0.210%	06/09/14	$ 2,130,000
Metropolitan Transportation Authority RB for Transportation Series 2013 E
7,000,000	2.000	11/15/14	7,056,560
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Putters Series 2014-4437Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.070	06/09/14	3,165,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
25,000,000	0.060	06/09/14	25,000,000
New York City GO Series 2005 K
5,290,000	5.000	08/01/14	5,332,664
New York City GO Series 2013 D
9,000,000	4.000	08/01/14	9,057,212
New York City GO VRDN Putters Series 2014-4444Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.070	06/09/14	2,700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
20,450,000	0.090	06/02/14	20,450,000
New York City GO VRDN Series 1993 Subseries E-2 (JPMorgan Chase Bank N.A., LOC)
3,500,000	0.070	06/02/14	3,500,000
New York City GO VRDN Series 1995 Subseries F-4 (Landesbank Hessen-Thueringen Girozentrale, LOC)
14,200,000	0.080	06/09/14	14,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
35,700,000	0.070	06/09/14	35,700,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York Mellon, LOC)
14,300,000	0.070	06/09/14	14,300,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
27,835,000	0.070	06/02/14	27,835,000
New York City GO VRDN Series 2006 Subseries H-2 (JPMorgan Chase Bank N.A., SPA)
21,900,000	0.070	06/02/14	21,900,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
32,180,000	0.080	06/02/14	32,180,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., SPA)
7,900,000	0.070	06/02/14	7,900,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, LIQ)
24,500,000	0.070	06/02/14	24,500,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., LIQ)
3,750,000	0.070	06/02/14	3,750,000
New York City GO VRDN Series 2013 Subseries D-3 (JPMorgan Chase Bank N.A., SPA)
31,400,000	0.070	06/02/14	31,400,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA) (FNMA, LIQ)
18,300,000	0.040	06/09/14	18,300,000
New York City Housing Development Corp. MF HSg. VRDN RB for W 26th Street Development Series 2011 B RMKT(FHLMC) (FHLMC, LIQ)
4,200,000	0.040	06/09/14	4,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Series 2008-1192 (Bank of America N.A., LIQ)(a)
5,000,000	0.110	06/09/14	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
$8,665,000	0.060%	06/09/14	$ 8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
7,400,000	0.070	06/09/14	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.070	06/09/14	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2008-BB1 (Landesbank Hessen-Thueringen Girozentrale, SPA)
17,885,000	0.070	06/02/14	17,885,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-1 (Bank of America N.A., SPA)
45,850,000	0.070	06/02/14	45,850,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2012 AA-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,750,000	0.050	06/09/14	6,750,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013-AA-1 (JPMorgan Chase Bank N.A., SPA)
5,800,000	0.070	06/02/14	5,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014-AA-5 (Mizuho Corporate Bank, SPA)
1,500,000	0.070	06/02/14	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014-AA-6 (Mizuho Corporate Bank, SPA)
61,490,000	0.070	06/02/14	61,490,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
28,990,000	0.080	06/02/14	28,990,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.110	06/09/14	3,170,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Series 2008-3360 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.080	06/09/14	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2012-4043 (JPMorgan Chase Bank N.A., LIQ)(a)
10,610,000	0.080	06/02/14	10,610,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,800,000	0.050	06/09/14	5,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (Morgan Stanley Bank, LOC)
3,550,000	0.090	06/02/14	3,550,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-5 (U.S. Bank N.A., SPA)
12,700,000	0.060	06/02/14	12,700,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
25,940,000	0.070	06/09/14	25,940,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-2 Subseries 2-F (Bayerische Landesbank, LIQ)
4,020,000	0.090	06/02/14	4,020,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3-E (Landesbank Baden-Wurttemberg, SPA)
40,945,000	0.090	06/02/14	40,945,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
$5,995,000	0.110%	06/09/14	$ 5,995,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT
2,800,000	0.050	06/09/14	2,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.070	06/09/14	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,770,000	0.070	06/09/14	5,770,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (JPMorgan Chase Bank, SPA)
2,100,000	0.070	06/09/14	2,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,000,000	0.040	06/09/14	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
3,400,000	0.060	06/09/14	3,400,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
5,625,000	0.070	06/09/14	5,625,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.070	06/09/14	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.070	06/09/14	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.070	06/09/14	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.070	06/09/14	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR II R-11479 Series 2008 (Citibank N.A., LIQ)(a)
5,900,000	0.070	06/09/14	5,900,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.070	06/09/14	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
4,300,000	0.070	06/09/14	4,300,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.070	06/09/14	8,220,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
7,245,000	0.070	06/09/14	7,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.070	06/09/14	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
2,800,000	0.050	06/09/14	2,800,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.060	06/09/14	9,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (FNMA, LIQ)
$34,300,000	0.050%	06/09/14	$ 34,300,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA) (FNMA, LIQ)
83,775,000	0.070	06/09/14	83,775,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
21,700,000	0.050	06/09/14	21,700,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA) (FNMA, LIQ)
10,325,000	0.050	06/09/14	10,325,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
42,785,000	0.110	06/09/14	42,785,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,500,000	0.270	06/09/14	6,500,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2005 B (AGM)(c)
2,060,000	5.000	04/01/15	2,141,622
New York State Thruway Authority RB for Transportation Series 2013 A
3,075,000	3.000	03/15/15	3,143,423
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.060	06/09/14	13,865,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
29,500,000	1.250	06/26/14	29,520,406
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.070	06/09/14	2,585,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 B-2A RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
2,540,000	0.070	06/02/14	2,540,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Bayerische Landesbank Gironzentrale, SPA)
31,100,000	0.090	06/02/14	31,100,000

			1,013,036,887

North Carolina – 2.8%
County of Guilford GO Public Improvement Series 2012 A
2,990,000	4.000	03/01/15	3,075,616
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
18,085,000	0.060	06/09/14	18,085,000
County of Wake GO Public Improvement Series 2009
1,905,000	5.000	03/01/15	1,973,749
County of Wake GO VRDN Series 2007 A (Mizuho Corporate Bank, SPA)
10,000,000	0.050	06/09/14	10,000,000
Duke University CP Series 2014
10,000,000	0.100	07/02/14	10,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
22,660,000	0.050	06/09/14	22,660,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.060	06/09/14	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.060	06/09/14	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2014-0017 Class A (Citibank N.A., LIQ)(a)
10,890,000	0.070	06/09/14	10,890,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
$11,000,000	0.070%	06/09/14	$ 11,000,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
5,620,000	0.070	06/09/14	5,620,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.080	06/09/14	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
19,700,000	0.050	06/09/14	19,700,000
State of North Carolina GO for Public Improvement Prerefunded Series 2005 A
2,140,000	5.000	03/01/15	2,216,009
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.070	06/09/14	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.060	06/09/14	11,380,000

			165,605,374

North Dakota – 1.1%
County of Mercer Pollution Control Refunding for Basin Electric Power Cooperative CP Series 2014-09-1
64,925,000	0.110	08/01/14	64,925,000

Ohio – 3.5%
City of Cleveland GO Refunding Series 2005 (AMBAC)
5,050,000	5.250	10/01/14	5,135,583
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.090	06/09/14	4,360,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.050	06/09/14	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
25,270,000	0.050	06/09/14	25,270,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. Series 2011-C
10,000,000	0.090	06/04/14	10,000,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. SPEARS Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.080	06/09/14	11,330,000
Ohio State GO Series 2006 D
3,500,000	5.000	09/15/14	3,549,017
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
7,100,000	0.040	06/09/14	7,100,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,100,000	0.040	06/09/14	15,100,000
Ohio State GO VRDN Series 2005 B
20,330,000	0.040	06/09/14	20,330,000
Ohio State Higher Educational Facility Commission CP for Case Western Reserve University Series 2014
38,500,000	0.120	06/02/14	38,500,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(a)
19,800,000	0.070	06/09/14	19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.070	06/09/14	6,245,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
$7,100,000	0.070%	06/09/14	$ 7,100,000
Ohio State Major New State Infrastructure Project RB Series 2012-1
2,000,000	3.000	12/15/14	2,029,978
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.040	06/09/14	14,100,000

			208,069,578

Oklahoma – 0.2%
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC)(a)
10,000,000	0.060	06/09/14	10,000,000

Oregon – 0.9%
City of Portland Sewer System RB Refunding First Lien Series 2007 A (NATL-RE)
3,020,000	5.000	06/01/14	3,020,000
City of Portland Sewer System RB Refunding Second Lien Series 2013 A
2,520,000	3.000	08/01/14	2,531,847
City of Portland Sewer System Second RB Lien Series 2010 A
8,840,000	5.000	03/01/15	9,157,095
Oregon State GO TANS Series 2013 A
25,725,000	1.500	07/31/14	25,780,833
Oregon State GO VRDN for Veterans Welfare Series 2005-84 RMKT (Bank of Tokyo-Mitsubishi UFJ, Ltd., SPA)
10,200,000	0.050	06/09/14	10,200,000
Oregon State GO VRDN Series 1985-73-H (Bayerische Landesbank, SPA)
4,600,000	0.080	06/02/14	4,600,000

			55,289,775

Pennsylvania – 1.6%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC)(a)
7,000,000	0.060	06/09/14	7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (GTY AGMT-Royal Bank of Canada) (Royal Bank of Canada, LOC)(a)
20,000,000	0.060	06/09/14	20,000,000
Butler County General Authority VRDN RB for Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.060	06/09/14	7,000,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Fleet National Bank, SPA)
21,500,000	0.060	06/09/14	21,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
1,000,000	0.710	06/01/14	1,000,000
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013-DBE-1179 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
4,475,000	0.110	06/09/14	4,475,000
Pennsylvania State University VRDN RB Refunding Series 2009 B
10,000,000	0.220	06/02/14	10,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2002 A (JPMorgan Chase Bank N.A., SPA)
1,100,000	0.070	06/02/14	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2002 B (JPMorgan Chase Bank N.A., SPA)
9,800,000	0.070	06/02/14	9,800,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2005 A (Wells Fargo Bank N.A., SPA)
4,650,000	0.070	06/02/14	4,650,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital of Philadelphia Project Series 2011 B (Wells Fargo Bank N.A., SPA)
$5,100,000	0.070%	06/02/14	$ 5,100,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.070	06/09/14	4,000,000

			95,625,000

South Carolina – 1.0%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.080	06/09/14	3,000,000
South Carolina Public Service Authority CP for Santee Cooper Series 2014 A (JPMorgan Chase Bank N.A., LOC)
2,300,000	0.090	06/03/14	2,300,000
South Carolina Public Service Authority CP for Santee Cooper Series 2014 C (U.S. Bank N.A., LOC)
35,210,000	0.100	07/30/14	35,210,000
South Carolina Public Service Authority RB for Santee Cooper Series 2009 E
1,000,000	5.000	01/01/15	1,027,782
South Carolina Public Service Authority VRDN RB for Santee Cooper Putters Series 2013-4379 (JPMorgan Chase Bank N.A., LIQ)(a)
3,000,000	0.140	06/09/14	3,000,000
South Carolina Public Service Authority VRDN RB Refunding for Santee Cooper Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.060	06/09/14	10,300,000
State of South Carolina GO for Economic Development Series 2013 A (State Aid Withholding)
3,405,000	2.000	10/01/14	3,425,799

			58,263,581

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives SPEARS Series 2014-DBE-1268 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,155,000	0.130	06/09/14	10,155,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO of University)
5,000,000	5.000	10/01/14	5,080,500
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2012 E
5,000,000	4.000	10/01/14	5,063,941
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.080	06/09/14	2,000,000
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2014-2UX (Barclays Bank PLC, LIQ)(a)
2,500,000	0.080	06/09/14	2,500,000

			24,799,441

Texas – 10.0%
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.080	06/09/14	2,500,000
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
19,600,000	0.070	06/09/14	19,600,000
City of Dallas Waterworks and Sewer System CP Series 2014
12,220,000	0.100	08/01/14	12,220,000
City of Dallas Waterworks and Sewer System CP Series 2014 C (Bank of America, N.A., LIQ) (JPMorgan Chase Bank N.A., LIQ)
2,575,000	0.100	08/01/14	2,575,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of El Paso Waterworks and Sewer System CP Series 2014 A (JPMorgan Chase Bank N.A., LIQ)
$5,000,000	0.100%	06/16/14	$ 5,000,000
5,000,000	0.120	06/16/14	5,000,000
City of Fort Worth Water & Sewer System RB Refunding for Improvement Series 2014
18,800,000	2.000	02/15/15	19,041,501
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
4,995,000	0.070	06/09/14	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2012-0003 Class A (Citibank N.A., LIQ)(a)
7,600,000	0.070	06/09/14	7,600,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.080	06/09/14	5,360,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.080	06/09/14	1,560,000
Dickinson ISD GO VRDN Municipal Trust Receipts Series 2000 SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.110	06/02/14	13,350,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.070	06/09/14	26,770,000
El Paso County Hospital District GO VRDN Putters Series 2014-4441Z (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.090	06/09/14	5,000,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
9,905,000	0.070	06/09/14	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
14,555,000	0.070	06/09/14	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC)(a)
10,080,000	0.060	06/09/14	10,080,000
Harris County Cultural Education Facilities Finance Corp. CP for Methodist Hospital System Series 2009 C-2
15,240,000	0.140	12/03/14	15,240,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.100	06/09/14	4,795,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.070	06/09/14	6,845,000
Houston Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.060	06/09/14	8,330,000
Hurst-Euless-Bedford ISD Series 2011 (PSF-GTD)
2,745,000	5.000	08/15/14	2,772,183
Lower Colorado River Authority VRDN RB SPEARS Series 2014-DBE-1235 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
25,135,000	0.110	06/09/14	25,135,000
Mansfield ISD GO Series 2005 (PSF-GTD)
1,000,000	5.000	02/15/15	1,033,493
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,895,000	0.080	06/09/14	18,895,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.070	06/09/14	20,000,000
Plano ISD GO Refunding Series 2005 (PSF-GTD)
5,000,000	5.000	02/15/15	5,169,812

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
San Antonio Electric & Gas System VRDN RB Floaters Series 2014-0-75 (Royal Bank of Canada, LIQ)(a)
$5,000,000	0.060%	06/09/14	$ 5,000,000
San Antonio Electric & Gas System VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.070	06/09/14	9,995,000
San Antonio Electric & Gas System VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.070	06/09/14	9,015,000
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America, N.A., LIQ)(a)
6,670,000	0.080	06/09/14	6,670,000
State of Texas TRANS Series 2013(c)
118,065,000	2.000	08/28/14	118,582,736
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C (JPMorgan Chase Bank N.A., SPA)
36,700,000	0.090	06/02/14	36,700,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
1,900,000	0.040	06/09/14	1,900,000
Texas State Transportation Commission GO VRDN Putters Series 2008-3238 (JPMorgan Chase Bank N.A., LIQ)(a)
2,165,000	0.070	06/09/14	2,165,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.070	06/09/14	6,665,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.070	06/09/14	14,395,000
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (JPMorgan Chase Bank N.A., SPA)
8,000,000	0.080	06/02/14	8,000,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.090	06/09/14	7,710,000
University of North Texas Permanent University CP Fund Series 2014
36,200,000	0.300	06/02/14	36,200,000
University of Texas Permanent University Fund VRDN RB Series 2004 B
1,120,000	5.000	07/01/14	1,124,438
University of Texas VRDN RB for Permanent University Fund Series 2008-A
50,000,000	0.030	06/07/14	49,999,000
Williamson County GO Certificates of Obligation Series 2006 (NATL-RE)
1,170,000	5.000	02/15/15	1,209,779

			588,657,942

Utah – 1.0%
City of Riverton VRDN RB for IHC Health Services, Inc. SPEARS Series 2012-DB-1063X (Deutsche Bank A.G., LIQ)(a)
12,770,000	0.090	06/09/14	12,770,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.040	06/09/14	21,600,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
16,700,000	0.040	06/09/14	16,700,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.110	06/09/14	5,000,000

			56,070,000

Virginia – 1.7%
Fairfax County GO VRDN Solar Certificates Series 2012-007 (State Aid Withholding) (U.S. Bank N.A., LOC)(a)
15,090,000	0.060	06/09/14	15,090,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
4,580,000	0.060	06/09/14	4,580,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
$5,900,000	0.050%	06/09/14	$ 5,900,000
Loudoun County IDA VRDN RB for Howard Hughes Institute Series 2009 B
7,000,000	0.030	06/09/14	7,000,000
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of NY Mellon, SPA)
13,000,000	0.040	06/09/14	13,000,000
Suffolk Economic Development Authority Hospital Facilities Revenue VRDN RB for Sentara Healthcare Eagles Series 2013-14 Class A (Citibank N.A., LIQ)(b)
25,000,000	0.140	07/17/14	25,000,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,900,000	0.070	06/02/14	8,900,000
Virginia College Building Authority VRDN RB for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
15,000,000	0.060	06/09/14	15,000,000
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.060	06/09/14	6,775,000

			101,245,000

Washington – 4.4%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
5,330,000	0.170	06/09/14	5,330,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2010-3198X (Morgan Stanley Bank, LIQ)(a)
4,250,000	0.100	06/09/14	4,250,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM)(JPMorgan Chase Bank N.A., LIQ)(a)
8,380,000	0.070	06/02/14	8,380,000
Energy Northwest Electric RB Refunding for Columbia Generating Station Series 2008-A
14,375,000	5.000	07/01/14	14,431,885
Energy Northwest Electric RB Refunding for Project 1 Series 2008-A
2,275,000	5.000	07/01/14	2,283,940
Energy Northwest Electric RB Refunding for Project 3 Series 2005-A
5,820,000	5.000	07/01/14	5,842,942
Energy Northwest Electric RB Refunding for Project 3 Series 2009-A
4,000,000	5.000	07/01/14	4,015,842
Energy Northwest Electric VRDN RB for Columbia Generating Station Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)(a)
7,995,000	0.070	06/09/14	7,995,000
King County Limited Tax GO Series 2004 B (NATL-RE)
2,500,000	5.000	01/01/15	2,570,190
King County Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2009-1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.080	06/09/14	7,500,000
King County Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.080	06/09/14	2,500,000
King County School District No. 411 Issaquah Refunding Series 2001 (AGM)
1,000,000	5.625	12/01/14	1,027,251
King County Sewer CP BANS Series 2014 A (Bayerische Landesbank Gironzentrale, LOC)
78,720,000	0.110	08/01/14	78,720,000
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)(a)
9,940,000	0.070	06/09/14	9,940,000
King County Sewer VRDN RB Floaters Series 2008-5C (AGM) (Wells Fargo & Co., LIQ)(a)
21,390,000	0.090	06/09/14	21,390,000
Public Utility District No. 1 of Chelan County Washington RB Refunding for Columbia River-Rock Island Hydro-Electric System Series 1997 A (NATL-RE)
5,000,000	0.340	06/01/14	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Tobacco Settlement Authority RB Refunding Series 2013
$7,500,000	4.000%	06/01/14	$ 7,500,000
University of Washington VRDN RB Floaters Series 2009-3005 (Morgan Stanley Bank, LIQ)(a)
2,450,000	0.080	06/02/14	2,450,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.070	06/09/14	16,060,000
Washington State GO for Motor Vehicle Fuel Tax Series 2011 B-1
6,640,000	4.000	08/01/14	6,682,378
Washington State GO Refunding Series 2011 A
4,500,000	5.000	01/01/15	4,626,438
Washington State GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.070	06/09/14	9,995,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.070	06/09/14	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.060	06/09/14	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,495,000	0.110	06/09/14	7,495,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.070	06/09/14	10,990,000

			259,225,866

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.090	06/09/14	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Series 2014-3372 (Morgan Stanley Bank, LIQ)(a)
5,000,000	0.080	06/09/14	5,000,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health SPEARS Series 2012-DBE-1094X (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.090	06/09/14	5,000,000
Wisconsin State GO Refunding Series 2005-1 (NATL-RE)
1,600,000	5.000	05/01/15	1,670,486
Wisconsin State GO Series 2004 E (NATL) (FGIC)
2,000,000	5.000	05/01/15	2,088,108
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
7,200,000	0.060	06/09/14	7,200,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Group Floater Certificates Series 2014-0-80 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.060	06/09/14	2,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.080	06/09/14	2,940,000

			31,673,594

TOTAL INVESTMENTS – 100.4%			$5,919,069,150

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(22,190,574)

NET ASSETS – 100.0%			$5,896,878,576

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2014, these securities amounted to $1,660,909,000 or approximately 28.2% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2014, these securities amounted to $37,640,000 or approximately 0.6% of net assets.

(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
WI	— When Issues Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 98.2%
United States Treasury Bills
$500,000,000	0.050%		06/12/14	$ 499,992,361
5,981,600,000	0.050		06/12/14	5,981,554,308
2,600,000,000	0.030		06/19/14	2,599,961,000
3,700,000,000	0.040		06/26/14	3,699,897,226
1,500,000,000	0.080		09/11/14	1,499,660,000
United States Treasury Floating Rate Note
1,114,500,000	0.075	(a)	01/31/16	1,114,076,563
United States Treasury Notes
908,000,000	0.750		06/15/14	908,243,881
300,000,000	0.250		06/30/14	300,047,583
3,922,000,000	2.625		06/30/14	3,930,100,325
2,756,095,000	0.625		07/15/14	2,757,949,439
2,169,000,000	0.125	(b)	07/31/14	2,169,210,342
2,090,000,000	2.625		07/31/14	2,098,846,984
900,000,000	4.250		08/15/14	907,838,569
674,200,000	0.250		08/31/14	674,507,157
1,717,600,000	2.375		08/31/14	1,727,477,286
1,500,000,000	0.250		09/15/14	1,500,814,901
475,000,000	2.375		09/30/14	478,624,619

TOTAL INVESTMENTS – 98.2%				$32,848,802,544

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%				608,581,570

NET ASSETS – 100.0%				$33,457,384,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2014.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 22.6%
United States Treasury Bill
$250,000,000	0.080%		09/11/14	$ 249,943,333
United States Treasury Floating Rate Note
390,000,000	0.075	(a)	01/31/16	389,851,352
United States Treasury Notes
19,000,000	0.750		06/15/14	19,004,514
140,000,000	0.250		06/30/14	140,019,572
9,000,000	2.625		06/30/14	9,017,442
289,000,000	0.625		07/15/14	289,160,694
100,000,000	0.125		07/31/14	100,008,214
608,992,000	2.625		07/31/14	611,531,097
150,000,000	0.500		08/15/14	150,123,533
243,000,000	0.250		08/31/14	243,086,007
250,000,000	2.375		08/31/14	251,407,418
250,000,000	0.500		10/15/14	250,303,379
167,000,000	0.375		11/15/14	167,165,233

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 2,870,621,788

Repurchase Agreements(b) – 71.8%
Bank of Nova Scotia (The)
$200,000,000	0.140	%(a)(c)	06/09/14	$ 200,000,000
Maturity Value: $200,280,001
Settlement Date: 09/03/13

Collateralized by U.S. Treasury Bonds, 2.750% to 9.875%, due 11/15/15 to 08/15/42, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 3.875%, due 01/15/26 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 01/15/16 to 07/15/22 and U.S. Treasury Notes, 0.250% to 4.500%, due 06/30/14 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $204,215,832.

BNP Paribas Securities Corp.
963,700,000	0.070		06/02/14	963,700,000
Maturity Value: $963,705,622

Collateralized by U.S. Treasury Bill, 0.000%, due 04/30/15 and U.S. Treasury Notes, 0.125% to 4.500%, due 08/15/14 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $982,974,040.

700,000,000	0.090	(a)(c)	06/02/14	700,000,000
Maturity Value: $701,100,750
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 04/15/29 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/16 to 01/15/22, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/24 to 05/15/28, U.S. Treasury Notes, 0.250% to 3.625%, due 02/28/15 to 02/15/21 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/27 to 11/15/43. The aggregate market value of the collateral, including accrued interest, was $714,000,000.

750,000,000	0.110	(a)(c)	06/02/14	750,000,000
Maturity Value: $750,417,089
Settlement Date: 12/02/13

Collateralized by U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/16, U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/26, U.S. Treasury Notes, 0.500% to 4.25%, due 08/31/16 to 01/31/19. The aggregate market value of the collateral, including accrued interest, was $765,000,091.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNYMellon Investments
$220,400,000	0.090%	06/02/14	$ 220,400,000
Maturity Value: $220,401,653
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $227,264,043.

Federal Reserve Bank of New York
5,500,000,000	0.050	06/02/14	5,500,000,000
Maturity Value: $5,500,022,917
Collateralized by U.S. Treasury Note, 3.625%, due 02/15/21. The market value of the collateral, including accrued interest, was $5,500,022,989.

Joint Repurchase Agreement Account I
755,000,000	0.067	06/02/14	755,000,000
Maturity Value: $755,004,226

JPMorgan Securities LLC
6,800,000	0.060	06/02/14	6,800,000
Maturity Value: $6,800,034
Collateralized by U.S. Treasury Note, 3.250%, due 03/31/17. The market value of the collateral, including accrued interest, was $6,940,027.

TOTAL REPURCHASE AGREEMENTS			$ 9,095,900,000

TOTAL INVESTMENTS – 94.4%			$11,966,521,788

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%			706,647,981

NET ASSETS – 100.0%			$12,673,169,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 30, 2014.

(b)	Unless noted, all repurchase agreements were entered into on May 30, 2014. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Amortized Cost Rule 2a-7 Procedures (“Procedure”) that govern the valuation of the portfolio investments held by the Funds. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuations, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2014, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$250,000,000	$250,001,399	$255,000,044
Prime Obligations	250,000,000	250,001,399	255,000,044
Treasury Obligations	755,000,000	755,004,226	770,100,132

REPURCHASE AGREEMENTS — At May 31, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Prime Obligations	Treasury Obligations
ABN Amro Bank N.V.	0.070%	$49,800,797	$49,800,797	$150,398,406
Citigroup Global Markets, Inc.	0.060	70,717,131	70,717,131	213,565,737
Credit Agricole Corporate and Investment Bank	0.070	29,880,478	29,880,478	90,239,044
Deutsche Bank Securities, Inc.	0.070	99,601,594	99,601,594	300,796,813
TOTAL		$250,000,000	$250,000,000	$755,000,000

At May 31, 2014, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bonds	4.250 to 8.500%	02/15/20 to 05/15/39
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.625	07/15/16 to 01/15/24
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/19 to 02/15/21
U.S. Treasury Notes	0.250 to 4.000	10/15/14 to 08/15/23

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2014, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,284,700,000	$1,284,708,845	$1,316,084,671
Prime Obligations	2,365,900,000	2,365,916,289	2,423,697,925

REPURCHASE AGREEMENTS — At May 31, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Prime Obligations
ABN Amro Bank N.V.	0.080%	$310,397,315	$571,626,846
BNP Paribas Securities Corp.	0.090	413,863,087	762,169,127
Citigroup Global Markets, Inc.	0.070	77,599,329	142,906,711
Credit Agricole Corporate and Investment Bank	0.080	258,664,430	476,355,705
Deutsche Bank Securities, Inc.	0.080	224,175,839	412,841,611
TOTAL		$1,284,700,000	$2,365,900,000

At May 31, 2014, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	0.091%	02/27/15
Federal Home Loan Mortgage Corp.	2.500 to 7.000	03/01/18 to 05/01/44
Federal National Mortgage Association	0.000 to 7.500	11/26/14 to 01/01/48
Government National Mortgage Association	3.000 to 5.000	06/15/39 to 05/20/44
U.S. Treasury Bond	3.625	08/15/43
U.S. Treasury Inflation-Indexed Notes	1.125	01/15/21
U.S. Treasury Notes	1.625 to 2.125	01/31/21 to 05/15/23

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 24, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 24, 2014

*	Print the name and title of each signing officer under his or her signature.